AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.1%
Asset-Backed Securities — 5.1%
Cayman Islands — 3.3%
AMMC CLO Ltd.,
Series 2012-11A, Class A1R2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.641%(c)	04/30/31	467	$464,580
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	07/20/32	639	633,058
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.213%(c)	07/25/34	544	533,229
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34	322	320,232
Ballyrock CLO Ltd.,
Series 2021-17A, Class A1A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	10/20/34	250	248,452
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.698%(c)	04/20/32	472	470,243
CIFC Funding Ltd.,
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31	250	248,894
Elmwood CLO Ltd.,
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.718%(c)	07/20/34	300	297,826
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)
6.938%(c)	01/20/33	591	589,839
Series 2020-03A, Class A1A, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.081%(c)	11/30/32	1,418	1,414,170
ICG US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.655%(c)	04/21/31	560	556,877
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.763%(c)	04/25/30	224	222,953
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.622% (Cap N/A, Floor 1.360%)
6.933%(c)	04/14/33	700	696,132
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.020%(c)	10/15/32	355	347,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Octagon Investment Partners 40 Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	01/20/35	250	$247,452
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/15/31	467	463,815
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)
6.740%(c)	10/15/34	250	249,125
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.438%(c)	07/20/34	296	291,057
Regatta XIX Funding Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.646%(c)	04/20/35	300	296,895
Regatta XXIV Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	01/20/35	250	248,011
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.520%(c)	04/15/29	134	133,954
Southwick Park CLO LLC,
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.648%(c)	07/20/32	250	248,887
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.908%(c)	07/20/32	709	704,326
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	04/15/33	316	313,527
			10,241,522
United States — 1.8%
ACHV ABS TRUST,
Series 2023-02PL, Class A, 144A
6.420%	05/20/30	30	29,962
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	30	29,467
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	116	112,397
Barclays Dryrock Issuance Trust,
Series 2023-01, Class A
4.720%	02/15/29	400	392,350
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	36	34,051
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2022-A, Class A, 144A
1.710%	02/20/35	273	$264,067
Series 2023-A, Class A, 144A
5.550%	04/17/36	91	89,308
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	102	101,729
Capital One Multi-Asset Execution Trust,
Series 2022-A3, Class A
4.950%	10/15/27	200	197,336
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	145	139,858
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	114	111,238
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.634%(c)	06/25/47	68	58,466
Series 2007-BC01, Class 2A4, 1 Month SOFR + 0.574% (Cap N/A, Floor 0.460%)
5.894%(c)	05/25/37	73	67,674
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	110	108,842
Series 2021-03A, Class A, 144A
1.000%	05/15/30	259	253,318
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.226%(cc)	12/25/35	8	7,662
Dell Equipment Finance Trust,
Series 2023-01, Class A2, 144A
5.650%	09/22/28	100	99,773
Discover Card Execution Note Trust,
Series 2023-A01, Class A
4.310%	03/15/28	200	194,676
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 0.000%)
6.629%(c)	12/27/66	239	238,092
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.686%(c)	04/22/35	290	287,683
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	181	177,510
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	100	99,662
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A
5.190%	12/15/25	200	199,262
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	100	99,467
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.314%)
6.647%(c)	12/13/38	182	$179,701
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month SOFR + 0.928% (Cap N/A, Floor 0.500%)
6.404%(c)	03/25/37	50	48,678
Marlette Funding Trust,
Series 2022-02A, Class A, 144A
4.250%	08/15/32	25	24,972
Series 2023-03A, Class A, 144A
6.490%	09/15/33	88	87,652
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 30 Day Average SOFR + 1.164% (Cap N/A, Floor 0.000%)
6.479%(c)	12/27/66	85	84,323
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	131,837
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A
5.340%	02/17/26	200	199,291
NMEF Funding LLC,
Series 2023-A, Class A2, 144A
6.570%	06/17/30	200	199,867
OCCU Auto Receivables Trust,
Series 2023-01A, Class A2, 144A
6.230%	04/15/27	100	100,025
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	116	115,814
Prosper Marketplace Issuance Trust,
Series 2023-01A, Class A, 144A
7.060%	07/16/29	115	115,105
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, SOFR90A + 0.372% (Cap N/A, Floor 0.000%)
5.592%(c)	12/15/32	144	132,685
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A
5.810%	05/15/31	102	101,274
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.634%(c)	06/25/37	105	71,799
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month SOFR + 0.269% (Cap N/A, Floor 0.155%)
5.589%(c)	09/25/36	60	36,703
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	52	51,852
Westlake Automobile Receivables Trust,
Series 2021-02A, Class B, 144A
0.620%	07/15/26	63	62,784

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.719%(c)	08/20/29	232	$230,893
World Omni Auto Receivables Trust,
Series 2023-B, Class A2A
5.250%	11/16/26	200	199,074
			5,568,179

Total Asset-Backed Securities (cost $15,980,403)			15,809,701
Commercial Mortgage-Backed Securities — 1.3%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	94,765
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month SOFR + 1.172% (Cap N/A, Floor 1.000%)
6.505%(c)	06/15/35	148	146,665
BANK,
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	9,187
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	250	208,553
Series 2022-BNK44, Class A5
5.937%(cc)	11/15/55	400	395,694
Series 2023-BNK46, Class A4
5.745%	08/15/56	200	198,250
BANK5,
Series 2023-5YR03, Class A3
6.724%(cc)	09/15/56	150	153,622
Barclays Commercial Mortgage Securities Trust,
Series 2021-C09, Class A5
2.299%	02/15/54	175	137,296
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	225,081
Series 2023-C19, Class ASB
5.700%	04/15/56	150	148,678
Series 2023-C21, Class AS
6.506%(cc)	09/15/56	125	122,753
Benchmark Mortgage Trust,
Series 2021-B26, Class A5
2.613%	06/15/54	175	135,074
Series 2023-B39, Class A5
5.754%	07/15/56	175	174,324
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.973%(cc)	07/15/54	166	155,220
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	11/05/28	—(r)	0
BX Trust,
Series 2022-PSB, Class A, 144A, 1 Month SOFR + 2.451% (Cap N/A, Floor 2.451%)
7.783%(c)	08/15/39	179	178,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A5
1.926%	08/15/53		308	$239,493
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		313	238,108
FHLMC Multifamily Structured Pass-Through Certificates,
Series K154, Class A2
4.350%(cc)	01/25/33		115	107,182
Series K159, Class A2
4.500%(cc)	07/25/33		75	70,603
Freddie Mac Multifamily Certificates,
Series K160, Class A2
4.500%	12/25/33		65	60,876
GS Mortgage Securities Trust,
Series 2017-GS07, Class A4
3.430%	08/10/50		150	134,804
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51		300	275,763
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A4
3.040%	10/15/52		125	105,627
Series 2020-C58, Class A4
2.092%	07/15/53		200	153,800
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		250	216,552

Total Commercial Mortgage-Backed Securities (cost $4,447,063)				4,086,444
Corporate Bonds — 31.6%
Australia — 0.7%
BHP Billiton Finance Ltd.,
Gtd. Notes, Series 17, EMTN
1.500%	04/29/30	EUR	245	216,629
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	291,684
Covered Bonds, EMTN
0.750%	02/28/28	EUR	200	185,498
Sub. Notes, 144A
3.784%	03/14/32		245	197,810
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	203,155
Glencore Capital Finance DAC,
Gtd. Notes, EMTN
1.250%	03/01/33	EUR	225	171,878
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	03/12/24		114	112,986
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	212,412

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Australia (cont’d.)
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	$298,906
Westpac Banking Corp.,
Covered Bonds
1.079%	04/05/27	EUR	305	293,056
				2,184,014
Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		145	132,864
4.900%	02/01/46		70	60,722
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.000%	04/13/28		275	259,978
4.439%	10/06/48		50	41,038
4.500%	06/01/50		250	208,171
4.600%	04/15/48		75	63,453
5.550%	01/23/49		50	48,017
KBC Group NV,
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	100	104,068
				918,311
Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	146,253
Brazil — 0.1%
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/31/30		200	162,050
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125%
7.125%	12/26/46		1,286	88,932
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		100	82,375
				333,357
Canada — 2.5%
Bank of Montreal,
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	308,922
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	427	399,228
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		130	125,281
Bell Telephone Co. of Canada or Bell Canada,
Gtd. Notes
5.850%	11/10/32	CAD	120	88,073
Gtd. Notes, MTN
3.000%	03/17/31	CAD	223	136,579
4.550%	02/09/30	CAD	21	14,475
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
5.150%	02/09/53	CAD	52	$33,690
Canadian Pacific Railway Co.,
Gtd. Notes
3.100%	12/02/51		10	6,229
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	949	919,858
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	585	551,040
CU, Inc.,
Sr. Unsec’d. Notes, MTN
5.896%	11/20/34	CAD	19	14,452
Enbridge Pipelines, Inc.,
Sr. Unsec’d. Notes, MTN
2.820%	05/12/31	CAD	54	32,588
Enbridge, Inc.,
Gtd. Notes
5.969%	03/08/26		215	212,730
Gtd. Notes, MTN
6.100%	11/09/32	CAD	52	38,512
Finning International, Inc.,
Sr. Unsec’d. Notes
4.445%	05/16/28	CAD	398	280,509
Loblaw Cos. Ltd.,
Sr. Unsec’d. Notes
2.284%	05/07/30	CAD	60	36,444
5.008%	09/13/32	CAD	51	35,917
Sr. Unsec’d. Notes, 144A, MTN
6.540%	02/17/33	CAD	184	141,434
Metro, Inc.,
Sr. Unsec’d. Notes
4.657%	02/07/33	CAD	323	221,085
OMERS Finance Trust,
Gtd. Notes, 144A
3.500%	04/19/32		301	260,370
4.000%	04/20/28		255	242,535
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	481	481,211
Gtd. Notes, 144A
1.250%	09/27/30		529	407,117
1.850%	05/03/32	EUR	216	194,810
2.000%	04/16/31		817	653,431
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	778	696,985
Royal Bank of Canada,
Covered Bonds, EMTN
0.010%	01/21/27	EUR	180	168,188
0.125%	04/26/27	EUR	100	92,952
Saputo, Inc.,
Gtd. Notes
5.250%	11/29/29	CAD	293	210,124
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	303	211,230

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Covered Bonds, GMTN
3.250%	04/27/26	EUR	215	$223,494
Sr. Unsec’d. Notes
5.103%	01/09/26		175	172,389
				7,611,882
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	1,101
Chile — 0.2%
Chile Electricity Lux MPC Sarl,
Gov’t. Gtd. Notes, 144A
6.010%	01/20/33		238	236,215
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		240	221,194
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	114,375
				571,784
China — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
5.000%	01/15/33		224	205,068
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50(a)		200	114,020
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	127,368
				446,456
Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.625%	01/19/29		20	20,022
8.875%	01/13/33		146	142,237
				162,259
Denmark — 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28(a)		350	325,566
6.466%(ff)	01/09/26		200	199,657
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/21/30	EUR	330	346,444
				871,667
France — 2.8%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30	EUR	200	207,483
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Sub. Notes
3.875%(ff)	06/16/32	EUR	300	$298,741
BNP Paribas SA,
Jr. Sub. Notes
7.375%(ff)	08/19/25(oo)		207	201,825
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	103,030
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	256,755
5.335%(ff)	06/12/29		200	194,155
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	169,980
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	390,050
Sr. Unsec’d. Notes, EMTN
1.750%	04/26/27	EUR	100	97,198
4.750%(ff)	06/14/34	EUR	100	104,086
Sub. Notes, 144A
3.116%(ff)	10/19/32		250	186,422
BPCE SFH SA,
Covered Bonds
0.010%	01/21/27	EUR	100	93,789
1.125%	04/12/30	EUR	400	361,258
3.000%	10/17/29	EUR	400	407,710
3.250%	04/12/28	EUR	200	207,597
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	187,433
3.125%	05/18/27	EUR	200	207,360
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	500	463,295
CNP Assurances,
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	100	83,975
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	200,994
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
0.500%	02/19/26	EUR	400	392,109
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29		250	249,916
Sr. Unsec’d. Notes, EMTN
3.875%	04/20/31	EUR	200	205,280
3.875%	11/28/34	EUR	100	100,244
Credit Mutuel Home Loan SFH SA,
Covered Bonds, EMTN
3.125%	06/22/27	EUR	200	207,579
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	400	364,375
Electricite de France SA,
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	375	443,853

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Sr. Unsec’d. Notes, Series MPLE
5.993%	05/23/30	CAD	36	$25,856
Engie SA,
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	155,460
3.625%	01/11/30	EUR	400	410,140
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN
1.125%	05/25/30	EUR	400	361,372
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	229,977
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27		298	297,620
Sr. Unsec’d. Notes, EMTN
1.250%	12/07/27	GBP	200	199,843
4.250%(ff)	12/06/30	EUR	100	100,646
Suez SACA,
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	89,755
4.625%	11/03/28	EUR	200	213,778
TotalEnergies SE,
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	100	81,576
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	235	207,507
Veolia Environnement SA,
Jr. Sub. Notes
2.250%(ff)	01/20/26(oo)	EUR	100	95,494
				8,855,516
Germany — 1.2%
Allianz SE,
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	106,159
Aroundtown SA,
Sr. Unsec’d. Notes, EMTN
1.450%	07/09/28	EUR	100	76,319
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	233,956
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
5.500%	09/20/33		150	142,128
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	152,066
5.000%(ff)	09/05/30	EUR	100	101,903
5.375%(ff)	01/11/29	EUR	300	315,679
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	83,844
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23		200	198,721
E.ON International Finance BV,
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	53	66,401
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	$398,441
4.125%	07/15/33		1,079	1,025,765
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	559	355,815
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	188,786
Volkswagen International Finance NV,
Gtd. Notes
3.748%(ff)	12/28/27(oo)	EUR	100	91,083
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	100	83,678
ZF Finance GmbH,
Gtd. Notes, EMTN
3.750%	09/21/28	EUR	200	189,415
				3,810,159
India — 0.1%
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	174,524
UPL Corp. Ltd.,
Gtd. Notes
4.625%	06/16/30		200	160,000
				334,524
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	134,371
3.000%	10/29/28		150	128,395
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	200,814
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	04/04/28	EUR	195	188,408
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		64	62,468
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		287	285,448
Sub. Notes, EMTN
6.750%(ff)	03/01/33	EUR	150	162,557
Permanent TSB Group Holdings PLC,
Sr. Unsec’d. Notes
6.625%(ff)	04/25/28	EUR	100	106,830
				1,269,291
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	66,237

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Italy — 0.5%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	240	$221,757
2.000%	01/15/30	EUR	220	193,795
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	105	88,764
Enel SpA,
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	105	112,087
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	227,840
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	150	133,367
Intesa Sanpaolo SpA,
Sub. Notes, 144A, MTN
5.017%	06/26/24		300	291,600
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		247	218,164
				1,487,374
Japan — 0.4%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	368,916
0.010%	09/09/25	EUR	190	186,305
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		400	338,684
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
5.776%	07/13/33		200	195,491
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.000%	11/21/30	EUR	100	97,716
				1,187,112
Luxembourg — 0.2%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
1.250%	04/26/27	EUR	100	88,248
2.000%	02/15/24	EUR	119	124,122
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	124,247
3.250%	11/13/28	EUR	130	120,177
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	192,338
				649,132
Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	176,620
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico — 0.1%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	$166,884
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	120,018
Petroleos Mexicanos,
Gtd. Notes
6.700%	02/16/32(a)		124	91,822
				378,724
Netherlands — 1.1%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	117,010
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27		400	351,348
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN
0.750%	01/24/29	EUR	135	124,508
Sr. Unsec’d. Notes, MTN
3.300%	07/17/28	AUD	400	240,865
3.500%	07/19/27	AUD	581	357,211
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	800	640,964
Sub. Notes, EMTN
4.625%	05/23/29	GBP	140	154,947
ING Groep NV,
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26		200	192,875
4.500%(ff)	05/23/29	EUR	300	313,542
5.250%(ff)	11/14/33	EUR	100	108,953
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	100	101,999
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	564	536,559
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		20	13,485
TenneT Holding BV,
Sr. Unsec’d. Notes, EMTN
4.500%	10/28/34	EUR	125	138,978
				3,393,244
Norway — 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		150	145,211
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	138,073

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Norway (cont’d.)
Equinor ASA,
Gtd. Notes
2.875%	04/06/25		110	$105,874
Var Energi ASA,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/32		200	208,575
				597,733
Panama — 0.1%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	231,258
Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		20	11,386
Poland — 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	188,000
Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	89,434
Qatar — 0.1%
QatarEnergy,
Sr. Unsec’d. Notes
3.125%	07/12/41		350	240,852
Saudi Arabia — 0.2%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		550	494,615
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
5.500%	05/02/33		—(r)	—
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	135	138,966
				138,966
South Korea — 0.1%
SK Hynix, Inc.,
Sr. Unsec’d. Notes
6.500%	01/17/33		200	195,222
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
6.138%(ff)	09/14/28		200	197,977
Banco de Sabadell SA,
Covered Bonds
1.000%	04/26/27	EUR	100	95,853
Sr. Unsec’d. Notes, EMTN
5.250%(ff)	02/07/29	EUR	100	103,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
Banco Santander SA,
Sr. Unsec’d. Notes
3.800%	02/23/28		200	$180,001
4.175%(ff)	03/24/28		200	184,348
Sub. Notes, EMTN
5.750%(ff)	08/23/33	EUR	200	209,210
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	99,707
Jr. Sub. Notes
6.750%(ff)	06/13/24(oo)	EUR	200	209,431
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	100	96,391
0.625%(ff)	01/21/28	EUR	100	93,446
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	100	91,668
				1,561,430
Supranational Bank — 0.7%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	195,184
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	475	480,509
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	252	199,008
3.000%	10/14/33	EUR	315	320,595
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	280	156,116
1.800%	01/19/27	AUD	365	214,949
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	49,293
4.250%	06/11/26	AUD	183	116,679
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	65,862
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
0.010%	04/24/28	EUR	140	127,197
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27	EUR	162	153,479
Sr. Unsec’d. Notes, MTN
3.000%	10/19/26	AUD	105	64,552
International Finance Corp.,
Sr. Unsec’d. Notes
4.450%	05/14/27	AUD	272	174,172
				2,317,595
Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	111,109

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Sweden (cont’d.)
Svenska Handelsbanken AB,
Sub. Notes, EMTN
4.625%(ff)	08/23/32	GBP	100	$111,982
Swedbank AB,
Sr. Unsec’d. Notes, GMTN
1.300%	02/17/27	EUR	125	118,769
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	94,825
				436,685
Switzerland — 0.5%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.375%	12/06/32		200	193,360
Sika Capital BV,
Gtd. Notes
1.500%	04/29/31	EUR	100	88,407
UBS Group AG,
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	105	95,629
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		400	395,456
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.921%(c)	05/12/26		305	306,781
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	148	136,302
1.000%(ff)	06/24/27	EUR	200	190,193
3.250%(ff)	04/02/26	EUR	107	110,294
				1,516,422
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		280	215,201
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		170	141,379
				356,580
United Kingdom — 2.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		35	37,708
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	72,687
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	195	153,951
2.279%(ff)	11/24/27		200	176,181
7.437%(ff)	11/02/33		200	205,501
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	148	155,518
BP Capital Markets BV,
Gtd. Notes, EMTN
3.773%	05/12/30	EUR	100	102,580
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	100	$74,035
3.250%(ff)	03/22/26(oo)	EUR	275	271,417
British Telecommunications PLC,
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	100	88,830
Centrica PLC,
Sr. Unsec’d. Notes, EMTN
4.375%	03/13/29	GBP	170	193,097
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.125%	10/17/28	EUR	335	303,822
Diageo Capital PLC,
Gtd. Notes
5.300%	10/24/27		390	388,707
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	206,202
Gatwick Funding Ltd.,
Sr. Sec’d. Notes, EMTN
2.500%	04/15/32	GBP	150	148,133
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
6.450%	12/10/33	GBP	100	124,381
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	175	152,123
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	100	103,932
Sub. Notes
6.364%(ff)	11/16/32	EUR	140	150,924
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
5.871%(ff)	03/06/29		232	226,356
National Gas Transmission PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	78,517
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	101,668
National Grid PLC,
Sr. Unsec’d. Notes
5.809%	06/12/33		65	63,093
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	100	91,838
Nationwide Building Society,
Covered Bonds
3.625%	03/15/28	EUR	215	226,330
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 1.290%
6.632%(c)	02/16/28		200	195,256
Rentokil Initial Finance BV,
Gtd. Notes, EMTN
4.375%	06/27/30	EUR	100	105,191

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Rothesay Life PLC,
Sub. Notes, EMTN
7.734%	05/16/33	GBP	100	$118,561
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	208,118
1.532%(ff)	08/21/26		214	193,987
6.534%(ff)	01/10/29		200	197,732
6.833%(ff)	11/21/26		200	201,150
Santander UK PLC,
Covered Bonds
1.125%	03/12/27	EUR	110	106,313
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
7.141%(c)	01/30/27(oo)		100	92,750
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	284,462
6.170%(ff)	01/09/27		200	198,700
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN
4.000%	06/19/25	GBP	100	113,467
4.000%	04/18/27	EUR	100	98,339
6.750%	11/16/28	GBP	150	176,686
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes
5.000%	04/15/27	GBP	100	113,023
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24(oo)	GBP	200	237,236
Sr. Unsec’d. Notes, GMTN
3.125%(ff)	06/22/25	GBP	100	118,038
Vodafone Group PLC,
Jr. Sub. Notes
4.125%(ff)	06/04/81		50	38,493
Sr. Unsec’d. Notes
3.750%	01/16/24		475	471,875
Sr. Unsec’d. Notes, MTN
4.200%	12/13/27	AUD	70	42,630
				7,209,538
United States — 15.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		263	253,519
4.050%	11/21/39		61	49,801
4.250%	11/14/28		200	190,027
4.250%	11/21/49		119	94,251
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	39,464
Alexander Funding Trust II,
Sr. Sec’d. Notes, 144A
7.467%	07/31/28		142	141,882
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		60	56,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27(a)		75	$74,883
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	103	92,497
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		45	41,493
Sub. Notes
5.625%(ff)	07/28/34		40	37,795
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25	EUR	250	251,543
American Tower Corp.,
Sr. Unsec’d. Notes
0.400%	02/15/27	EUR	150	138,621
0.500%	01/15/28	EUR	190	169,866
4.400%	02/15/26		57	55,188
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		53	34,674
4.200%	09/01/48		50	38,993
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	02/21/27		325	291,683
4.200%	03/01/33		185	164,057
5.150%	03/02/28		350	344,084
5.250%	03/02/30		200	195,325
5.250%	03/02/33		125	119,457
5.600%	03/02/43		35	32,557
5.650%	03/02/53		25	23,367
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	91,929
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		120	96,820
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	102	96,195
2.550%	12/01/33		335	245,896
3.500%	06/01/41		37	25,704
4.750%	05/15/46		50	39,362
5.539%	02/20/26		245	243,232
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		56	50,276
Sr. Unsec’d. Notes
3.850%	03/01/32		8	6,497
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		44	39,492
1.950%	09/20/26		63	54,932
3.500%	11/01/27		23	20,271

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.125%	08/01/25		5	$4,757
4.375%	01/30/24		33	32,697
4.875%	10/01/25		14	13,437
5.500%	12/15/24		91	89,493
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		150	124,654
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		10	8,007
Bank of America Corp.,
Jr. Sub. Notes, Series U, 3 Month SOFR + 3.397%
8.806%(c)	10/30/23(oo)		49	48,988
Sr. Unsec’d. Notes
4.571%(ff)	04/27/33		167	148,277
5.202%(ff)	04/25/29		175	168,381
5.288%(ff)	04/25/34		75	69,778
Sr. Unsec’d. Notes, EMTN
0.583%(ff)	08/24/28	EUR	161	146,792
Sr. Unsec’d. Notes, MTN
2.551%(ff)	02/04/28		533	474,774
2.972%(ff)	02/04/33		198	156,146
4.827%(ff)	07/22/26		165	160,912
Sr. Unsec’d. Notes, Series 2025, MTN, SOFR + 0.660%
6.002%(c)	02/04/25		106	105,757
Sub. Notes
2.482%(ff)	09/21/36		95	69,440
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		250	247,827
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	148,754
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	156,182
3.700%	06/06/27		203	190,259
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		140	131,230
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		675	664,461
2.196%	02/04/26		149	136,882
3.250%	02/01/35		19	14,585
3.375%	06/15/46		15	9,573
5.705%	05/01/40		25	23,055
5.805%	05/01/50		95	86,015
5.930%	05/01/60		60	53,979
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	56,074
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
1.800%	03/03/27	EUR	325	319,807
4.250%	05/15/29	EUR	285	302,478
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.500%	11/15/31	EUR	730	$779,027
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	115,796
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	165	152,520
2.650%	06/01/30		26	21,731
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		8	4,878
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		45	28,471
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	47,973
Gtd. Notes, 144A
1.950%	02/15/28		122	103,977
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		333	242,688
4.150%	04/15/32(a)		40	34,623
4.926%	05/15/37		50	43,072
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.166%(ff)	05/09/25		44	43,118
6.312%(ff)	06/08/29		110	107,531
6.377%(ff)	06/08/34		189	178,099
Sr. Unsec’d. Notes, SOFR + 0.690%
6.034%(c)	12/06/24		88	86,913
Cargill, Inc.,
Sr. Unsec’d. Notes
3.875%	04/24/30	EUR	340	353,037
Sr. Unsec’d. Notes, 144A
5.125%	10/11/32		150	145,083
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34		75	70,752
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		120	95,557
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)		179	149,560
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.861%(c)	05/13/26		159	156,352
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		135	134,208
4.800%	03/01/50		129	89,844
4.908%	07/23/25		41	40,067
5.125%	07/01/49		76	55,268
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		245	243,674

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
7.625%(ff)	11/15/28(oo)	46	$44,916
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	19	16,638
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	148	118,198
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	274	272,719
3.106%(ff)	04/08/26	234	223,392
4.910%(ff)	05/24/33	150	136,458
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	70	63,487
Sub. Notes
6.174%(ff)	05/25/34	100	95,876
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.055%	08/15/26	125	125,383
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	85	83,715
6.036%	11/15/33	40	39,078
6.497%	08/15/43	45	43,712
6.544%	11/15/53	45	43,961
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	55	54,743
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	270	222,641
3.910%	10/01/50	1	706
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53	35	32,131
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54	143	135,818
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.150%	11/15/52	70	70,676
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	100	73,582
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	800	793,289
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
4.750%	05/09/32	47	43,478
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	44	22,966
3.600%	08/15/32	35	30,270
4.200%	09/01/52	50	38,936
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	85	81,540
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Corning, Inc.,
Sr. Unsec’d. Notes
3.875%	05/15/26	EUR	266	$278,381
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		126	95,329
5.450%	09/15/28		67	65,807
5.700%	06/15/33		35	33,677
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		200	189,139
4.780%	03/25/38		46	39,579
5.000%	01/30/29		77	74,494
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		100	98,632
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		145	145,444
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		152	151,062
7.875%	09/30/31		12	13,136
7.950%	04/15/32		133	147,098
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		230	230,269
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	75,888
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	127	127,138
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		175	156,096
5.200%	09/20/47		56	42,341
5.300%	05/15/49		80	61,138
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		87	73,934
5.750%	12/01/28		134	102,978
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		94	90,971
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		80	75,457
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.500%	08/15/32		95	85,425
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		135	131,779

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		65	$58,734
4.700%	08/23/52		50	43,100
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26		295	293,727
Energy Transfer LP,
Sr. Unsec’d. Notes
4.400%	03/15/27		100	94,796
5.500%	06/01/27		41	40,309
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	158,990
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		41	39,827
3.950%	02/15/27		100	95,045
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		43	42,155
6.125%	02/01/25		17	16,946
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		56	47,188
Equinix, Inc.,
Sr. Unsec’d. Notes
2.500%	05/15/31		353	275,391
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.600%	05/01/28		124	118,836
4.900%	05/01/33		210	196,794
5.400%	05/01/53		30	27,578
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	110,042
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		80	78,210
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		50	42,269
4.625%	08/01/27		150	143,049
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	262	225,492
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		25	24,679
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.625%	08/21/33		179	173,481
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		200	198,012
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	110,912
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39		96	$82,952
5.576%	01/25/49		68	56,679
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		114	102,702
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24		130	129,355
Sr. Unsec’d. Notes
5.905%	11/22/32		102	101,161
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		53	57,448
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28		50	45,402
Sr. Unsec’d. Notes
1.500%	06/10/26		277	244,850
2.350%	02/26/27		108	95,180
4.300%	04/06/29		7	6,279
5.000%	04/09/27(a)		100	95,962
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	180	184,793
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		77	59,682
4.000%	01/15/31		33	27,469
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		109	89,277
Sr. Unsec’d. Notes
3.375%	03/27/25	EUR	601	628,111
4.482%(ff)	08/23/28		90	85,155
Sr. Unsec’d. Notes, SOFR + 1.390%
6.734%(c)	03/15/24		60	60,166
Sr. Unsec’d. Notes, EMTN
3.625%(ff)	10/29/29	GBP	244	264,907
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	200,253
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		283	252,397
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26		199	185,136
3.900%	11/19/29		107	94,683
HCA, Inc.,
Gtd. Notes
3.375%	03/15/29		104	91,149
3.625%	03/15/32		285	236,343
4.625%	03/15/52		85	63,775
5.250%	04/15/25		64	63,208

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.375%	02/01/25		174	$172,206
5.875%	02/01/29		125	122,790
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		177	168,121
7.125%	03/15/33		173	182,321
7.300%	08/15/31		50	52,986
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		81	81,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		70	60,022
3.300%	04/15/40		45	33,456
4.950%	09/15/52(a)		45	40,247
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/22/28	EUR	180	177,480
3.750%	05/17/32	EUR	200	203,352
4.125%	11/02/34	EUR	240	247,954
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		220	215,398
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		400	353,075
2.100%	09/15/28		271	224,490
5.680%	06/26/28		50	48,874
5.700%	06/26/30		25	23,997
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33		25	24,129
Intel Corp.,
Sr. Unsec’d. Notes
3.150%	05/11/27		411	380,656
4.875%	02/10/26		175	172,805
5.200%	02/10/33		50	48,395
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		73	45,034
4.600%	03/15/33		105	96,222
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	62,736
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.375%	06/15/33		129	120,401
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33		150	146,050
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		25	24,323
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		170	167,533
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series Q, 3 Month SOFR + 3.512%
8.884%(c)	11/01/23(oo)		5	$5,007
Jr. Sub. Notes, Series R, 3 Month SOFR + 3.562%
8.934%(c)	11/01/23(oo)		68	68,238
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	339,302
1.953%(ff)	02/04/32		10	7,575
2.963%(ff)	01/25/33		60	47,852
4.452%(ff)	12/05/29		142	132,311
4.851%(ff)	07/25/28		165	159,072
5.299%(ff)	07/24/29		50	48,654
Sr. Unsec’d. Notes, SOFR + 0.920% (Cap N/A, Floor 0.000%)
6.263%(c)	02/24/26		97	97,047
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	100	97,675
JPMorgan Chase Bank, NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	181,332
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		324	278,880
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	183,888
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.400%	07/31/33		150	144,175
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	11,041
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		150	148,835
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		102	94,880
5.150%	07/01/33		150	142,574
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		85	73,647
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		50	47,657
5.000%	10/15/27		70	68,122
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		50	45,977
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		53	42,617
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		105	101,415
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		65	64,407

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		145	$130,430
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	100	104,846
McKesson Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/28		84	81,987
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		137	114,784
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	99,036
4.250%	03/30/28		198	189,521
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	6,041
4.500%	05/17/33		90	84,204
5.000%	05/17/53		40	36,450
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		80	77,865
5.600%	05/15/53		215	203,626
5.750%	05/15/63		35	32,966
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN
4.000%	07/13/27	AUD	100	60,437
Morgan Stanley,
Sr. Unsec’d. Notes
4.656%(ff)	03/02/29	EUR	130	137,175
4.813%(ff)	10/25/28	EUR	155	165,960
5.449%(ff)	07/20/29		50	48,728
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		50	37,092
3.622%(ff)	04/01/31		8	6,885
5.164%(ff)	04/20/29		300	288,543
5.250%(ff)	04/21/34		110	102,155
Sub. Notes
2.484%(ff)	09/16/36		225	164,420
5.948%(ff)	01/19/38		50	46,842
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		139	131,443
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	117,648
4.625%	08/01/29(a)		109	77,265
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	78,440
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28		110	93,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	197	$153,375
2.759%	01/10/32	32	25,110
4.278%	12/15/28	25	23,244
5.783%	09/16/52	100	92,196
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	53	46,102
2.450%	09/15/28	75	60,699
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.600%	10/15/33(a)	75	70,620
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	103	63,781
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	234	225,635
3.250%	01/15/28	50	45,833
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28	63	53,058
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.500%	07/15/27	25	26,773
8.875%	07/15/30	75	84,143
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	120	87,905
3.625%	10/01/29	22	18,369
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.450%	04/30/30	45	36,283
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	109	106,699
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	5	4,089
5.650%	11/01/28	30	29,609
5.800%	11/01/30	90	88,075
6.050%	09/01/33	99	97,292
6.100%	11/15/32	60	59,254
6.350%	01/15/31	185	185,786
6.625%	09/01/53	40	39,144
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	366	332,249
2.875%	03/25/31	175	142,953
3.950%	03/25/51	27	18,504
4.900%	02/06/33	50	46,050
5.550%	02/06/53	75	65,734
6.250%	11/09/32	110	111,294
6.900%	11/09/52	245	252,285

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		47	$45,500
6.500%	08/15/34		80	78,597
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24		125	118,563
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		95	60,987
6.100%	01/15/29		170	165,785
6.400%	06/15/33		60	57,886
6.700%	04/01/53		30	28,114
6.750%	01/15/53		65	61,031
Sr. Sec’d. Notes
3.250%	06/01/31		85	67,624
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)		227	180,464
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30		182	148,599
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		155	151,384
4.450%	05/19/28		197	189,979
4.750%	05/19/33		50	47,370
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.625%	11/17/29		50	49,395
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month SOFR + 3.940%
9.312%(c)	11/01/23(oo)		26	26,076
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28		150	142,001
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	180	185,295
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		100	77,565
PulteGroup, Inc.,
Gtd. Notes
7.875%	06/15/32		249	275,384
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		174	169,880
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		240	204,653
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		170	154,848
2.700%	03/01/29		85	74,402
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		174	$172,864
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		135	117,168
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	100	96,703
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	105,727
3.700%	04/01/29		10	8,994
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	147,802
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		20	19,980
5.850%	11/01/27		70	70,359
5.950%	11/01/32		50	49,905
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		80	81,876
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		130	122,743
5.500%	03/15/29		185	183,811
5.700%	03/15/34		80	78,474
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		60	45,276
5.750%	09/15/33		20	19,613
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		24	19,257
Starbucks Corp.,
Sr. Unsec’d. Notes
4.800%	02/15/33		25	23,524
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		170	168,430
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		50	47,956
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31(a)		192	136,009
Sysco Corp.,
Gtd. Notes
5.950%	04/01/30		100	100,766
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		95	90,681

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	125	$111,576
6.875%	01/15/29	100	100,130
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24	161	156,811
T-Mobile USA, Inc.,
Gtd. Notes
2.700%	03/15/32	50	39,004
3.000%	02/15/41	110	72,857
3.500%	04/15/25	64	61,740
3.500%	04/15/31	167	141,051
3.750%	04/15/27	157	146,610
3.875%	04/15/30	148	131,006
4.750%	02/01/28	50	47,939
4.950%	03/15/28	110	106,733
5.050%	07/15/33	122	112,991
5.200%	01/15/33	175	165,295
5.750%	01/15/34	59	57,557
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	145	143,015
TriNet Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	08/15/31	145	143,560
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	92	59,271
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27	25	24,717
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	75	73,043
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	35	21,522
3.050%	05/15/41	10	7,055
3.500%	08/15/39	55	42,234
3.700%	05/15/27	300	284,060
4.000%	05/15/29	90	84,220
4.200%	05/15/32	100	91,127
4.250%	01/15/29	225	213,963
4.750%	07/15/45	17	14,728
4.750%	05/15/52	20	17,025
5.200%	04/15/63	50	44,602
5.250%	02/15/28	130	130,191
5.350%	02/15/33	166	164,268
5.875%	02/15/53	66	66,264
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	125	82,299
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28	320	316,285
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.450%	09/18/33		90	$87,146
5.500%	09/18/26		190	189,177
VF Corp.,
Sr. Unsec’d. Notes
2.950%	04/23/30(a)		199	156,695
Sr. Unsec’d. Notes, EMTN
4.250%	03/07/29	EUR	110	112,796
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	105,357
4.625%	12/01/29		125	110,838
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.700%	08/15/53		55	51,621
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23		225	223,568
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		145	139,794
3.755%	03/15/27		270	249,226
4.054%	03/15/29		50	44,601
4.279%	03/15/32(a)		148	125,605
5.050%	03/15/42(a)		45	34,809
5.141%	03/15/52		35	25,967
6.412%	03/15/26		190	189,980
Waste Management, Inc.,
Gtd. Notes
4.875%	02/15/34		150	141,865
Wells Fargo & Co.,
Jr. Sub. Notes
7.625%(ff)	09/15/28(oo)		142	143,745
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		155	145,162
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	100	99,861
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		30	27,158
5.557%(ff)	07/25/34		295	279,545
5.574%(ff)	07/25/29		115	112,181
Western Digital Corp.,
Sr. Unsec’d. Notes
3.100%	02/01/32		63	46,080
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		12	10,320
3.750%	06/15/27		78	72,562
4.500%	11/15/23		752	750,231
4.550%	06/24/24		160	158,279
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29		32	30,517
				47,330,462

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)	1,800	$101,700
6.000%	10/28/22(d)	7,510	337,950
			439,650

Total Corporate Bonds (cost $109,745,658)			98,210,845
Municipal Bonds — 0.3%
California — 0.1%
California Earthquake Authority,
Revenue Bonds, Series A
5.603%	07/01/27	75	74,356
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	60	64,485
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	175	153,672
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	170	135,594
			428,107
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	106	84,744
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	107	112,957
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs, Series C
5.754%	12/15/28	60	60,140
			173,097
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	138,076
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	36,679
New York State Thruway Authority,
Revenue Bonds, Series M
2.900%	01/01/35	105	84,550
			259,305
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	40	34,258

Total Municipal Bonds (cost $1,104,098)			979,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.8%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	17	$13,243
Series 2007-16CB, Class 1A2, 1 Month SOFR + 0.514% (Cap 6.000%, Floor 0.400%)
5.834%(c)	08/25/37	42	26,590
Bellemeade Re Ltd.,
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
7.384%(c)	07/25/29	112	112,100
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.934%(c)	10/25/29	87	87,029
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.815%(c)	06/25/31	224	223,289
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.315%(c)	09/25/31	181	178,943
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.246%(cc)	04/25/37	28	24,315
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.514% (Cap N/A, Floor 0.000%)
7.829%(c)	04/25/31	3	2,810
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)
7.579%(c)	09/25/31	—(r)	470
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)
7.529%(c)	10/25/39	2	1,736
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)
7.479%(c)	01/25/40	32	31,928
Series 2020-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.114% (Cap N/A, Floor 0.000%)
7.429%(c)	01/25/40	42	42,150
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	01/25/42	256	255,493
Series 2022-R06, Class 1M1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)
8.065%(c)	05/25/42	269	275,892
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	12/25/42	127	129,400
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.615%(c)	01/25/43	181	183,373
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.215%(c)	06/25/43	92	92,398
Series 2023-R06, Class 1M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.015%(c)	07/25/43	151	150,481

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 30 Day Average SOFR + 5.114% (Cap N/A, Floor 0.000%)
10.429%(c)	11/25/24	1	$905
Series 2015-C02, Class 1M2, 30 Day Average SOFR + 4.114% (Cap N/A, Floor 0.000%)
9.429%(c)	05/25/25	13	13,281
Series 2015-C03, Class 1M2, 30 Day Average SOFR + 5.114% (Cap N/A, Floor 0.000%)
10.429%(c)	07/25/25	13	13,949
Series 2015-C04, Class 2M2, 30 Day Average SOFR + 5.664% (Cap N/A, Floor 0.000%)
10.979%(c)	04/25/28	48	49,404
Series 2016-C01, Class 1M2, 30 Day Average SOFR + 6.864% (Cap N/A, Floor 0.000%)
12.179%(c)	08/25/28	22	23,023
Series 2016-C01, Class 2M2, 30 Day Average SOFR + 7.064% (Cap N/A, Floor 0.000%)
12.379%(c)	08/25/28	10	10,224
Series 2016-C02, Class 1M2, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.429%(c)	09/25/28	27	28,503
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	148	145,864
Fannie Mae REMIC,
Series 2016-01, Class SJ, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.721%(c)	02/25/46	39	3,615
Series 2020-49, Class IO, IO
4.000%	07/25/50	51	9,904
Series 2020-49, Class KS, IO, 30 Day Average SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.671%(c)	07/25/50	1,667	156,222
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,309	252,656
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.729%(c)	10/25/27	28	28,221
Series 2016-DNA04, Class M3, 30 Day Average SOFR + 3.914% (Cap N/A, Floor 0.000%)
9.229%(c)	03/25/29	180	187,690
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.915%(c)	11/25/50	29	29,637
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.814% (Cap N/A, Floor 0.000%)
7.129%(c)	01/25/50	4	4,149
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)
7.279%(c)	02/25/50	75	74,839
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.429%(c)	08/25/50	194	$216,057
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.115%(c)	10/25/50	212	230,539
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	121	131,044
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	168	167,514
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.115%(c)	11/25/41	339	331,479
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
6.265%(c)	12/25/41	209	205,156
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	04/25/42	70	70,147
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	03/25/43	284	286,733
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)
7.479%(c)	07/25/49	11	10,927
Series 2019-DNA04, Class M2, 144A, 30 Day Average SOFR + 2.064% (Cap N/A, Floor 0.000%)
7.379%(c)	10/25/49	1	1,197
Freddie Mac REMIC,
Series 3933, Class SK, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.522%(c)	10/15/41	153	9,280
Series 4059, Class SP, IO, 30 Day Average SOFR x (1) + 6.436% (Cap 6.550%, Floor 0.000%)
1.122%(c)	06/15/42	50	4,921
Series 4314, Class SE, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.622%(c)	03/15/44	50	3,977
Series 4583, Class ST, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.572%(c)	05/15/46	90	6,727
Series 5020, Class IH, IO
3.000%	08/25/50	150	24,420
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	04/25/43	268	270,961
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.155%(c)	01/16/40	52	4,719

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-124, Class CS, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.611%(c)	08/20/43	95	$8,069
Series 2015-111, Class IW, IO
4.000%	06/20/45	110	11,732
Series 2016-01, Class ST, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.761%(c)	01/20/46	39	2,971
Series 2016-027, Class IA, IO
4.000%	06/20/45	77	9,331
Series 2016-088, Class S, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.761%(c)	01/20/46	262	22,094
Series 2018-067, Class PS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.761%(c)	05/20/48	35	2,751
Series 2019-006, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.611%(c)	01/20/49	38	2,817
Series 2019-078, Class SE, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.661%(c)	06/20/49	48	3,563
Series 2019-151, Class NI, IO
3.500%	10/20/49	136	21,943
Series 2019-153, Class EI, IO
4.000%	12/20/49	91	16,885
Series 2020-061, Class SF, IO, 1 Month SOFR x (1) + 6.326% (Cap 6.440%, Floor 0.000%)
1.001%(c)	07/20/43	120	9,409
Series 2020-061, Class SW, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.611%(c)	08/20/49	143	11,510
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month SOFR + 0.554% (Cap 10.500%, Floor 0.440%)
5.874%(c)	06/25/45	67	62,898
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month SOFR + 0.574% (Cap N/A, Floor 0.460%)
5.894%(c)	07/25/46	8	9,340
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 30 Day Average SOFR + 4.364% (Cap N/A, Floor 4.250%)
9.679%(c)	11/25/24	14	14,554
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	217	170,860
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.204%(cc)	07/25/59	25	23,499
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	44	40,813
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.182%(c)	05/30/25		87	$87,285
Series 2019-03R, Class A, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 2.700%)
9.129%(c)	11/27/31		32	32,088
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.754%(c)	01/25/37		54	46,039
Series 2007-QA05, Class 2A1
6.106%(cc)	09/25/37		64	45,778
Series 2007-QH08, Class A
5.291%(cc)	10/25/37		46	39,228
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.754%(c)	10/25/35		36	32,513
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.126%(c)	09/25/46		59	53,656

Total Residential Mortgage-Backed Securities (cost $6,033,744)				5,621,150
Sovereign Bonds — 27.5%
Australia — 0.6%
Australia Government Bond,
Bonds, Series 166
3.000%	11/21/33	AUD	752	425,387
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	140	66,688
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	456,809
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	166	98,451
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	749	254,437
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	403	233,423
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	386,210
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	120	72,428
				1,993,833
Austria — 0.8%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	156,568
0.750%	10/20/26	EUR	214	210,179
0.850%	06/30/2120	EUR	61	21,498

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Austria (cont’d.)
0.900%	02/20/32	EUR	2,219	$1,928,021
1.500%	02/20/47	EUR	142	99,104
2.100%	09/20/2117	EUR	59	38,326
2.900%	02/20/33	EUR	135	136,685
				2,590,381
Belgium — 0.5%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	306	256,601
Sr. Unsec’d. Notes, Series 84, 144A
1.450%	06/22/37	EUR	74	59,431
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	121	113,076
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	890	726,968
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	135	125,756
Sr. Unsec’d. Notes, Series 99, 144A
3.450%	06/22/43	EUR	132	130,740
				1,412,572
Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	66,211
Canada — 2.2%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
3.950%	06/15/28	CAD	515	369,330
4.150%	06/15/33	CAD	140	100,274
Canadian Government Bond,
Bonds
2.250%	12/01/29	CAD	136	90,307
2.750%	12/01/48	CAD	3	1,816
3.250%	09/01/28	CAD	583	410,326
3.500%	03/01/28	CAD	1,555	1,107,525
3.500%	12/01/45	CAD	452	312,157
Bonds, Series 0721
3.500%	08/01/25	CAD	964	692,863
Canadian Government Real Return Bond,
Bonds, Series CPI
4.000%	12/01/31	CAD	277	229,667
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	198,255
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	84	60,433
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	40,347
4.200%	07/06/33		573	536,177
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	199,255
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
Sr. Unsec’d. Notes
2.500%	04/27/26		243	$227,852
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	914	955,780
Unsec’d. Notes
2.150%	06/02/31	CAD	300	184,981
3.450%	06/02/45	CAD	355	210,073
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	257	247,330
2.750%	04/12/27		234	217,453
3.650%	05/20/32	CAD	176	119,646
Unsec’d. Notes
2.750%	09/01/27	CAD	350	239,808
3.100%	12/01/51	CAD	146	79,597
3.500%	12/01/45	CAD	87	51,823
				6,883,075
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos,
Bonds, 144A
6.000%	04/01/33	CLP	65,000	71,863
China — 0.0%
China Government Bond,
Bonds
2.800%	03/24/29	CNH	660	91,266
Colombia — 0.1%
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	193,200	39,384
9.250%	05/28/42	COP	220,700	43,012
13.250%	02/09/33	COP	270,700	71,435
				153,831
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	135,101
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	5,070	197,585
Bonds, Series 103
2.000%	10/13/33	CZK	2,650	89,802
				287,387
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	268,643
4.500%	11/15/39	DKK	944	155,539
				424,182

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	$1,193
Finland — 0.8%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	51	21,560
1.500%	09/15/32	EUR	220	199,561
2.875%	04/15/29	EUR	2,021	2,097,911
3.000%	09/15/33	EUR	140	142,877
				2,461,909
France — 1.1%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,160,215
Caisse Francaise de Financement Local,
Covered Bonds, EMTN
0.500%	02/19/27	EUR	100	95,185
0.750%	01/11/27	EUR	200	192,546
French Republic Government Bond OAT,
Bonds
0.750%	02/25/28	EUR	1,330	1,269,663
0.750%	05/25/52	EUR	409	203,558
3.250%	05/25/45	EUR	293	284,809
Bonds, 144A
2.500%	05/25/43	EUR	383	332,082
				3,538,058
Germany — 0.8%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
1.000%	05/15/38	EUR	834	675,748
1.800%	08/15/53	EUR	1,033	831,559
3.250%	07/04/42	EUR	622	677,034
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	170,583
				2,354,924
Hungary — 0.3%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	52,122
Bonds, Series 26/H
9.500%	10/21/26	HUF	61,930	173,374
Bonds, Series 30/A
3.000%	08/21/30	HUF	19,760	41,508
Hungary Government International Bond,
Sr. Unsec’d. Notes
6.125%	05/22/28		200	199,190
6.250%	09/22/32		200	194,946
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		235	234,048
				895,188
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	236	$244,785
4.150%	09/20/27		200	190,662
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	3,381,000	221,171
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	200,315
Bonds, Series 087
6.500%	02/15/31	IDR	7,962,000	502,294
Bonds, Series 089
6.875%	08/15/51	IDR	1,032,000	65,105
Bonds, Series 091
6.375%	04/15/32	IDR	1,683,000	106,135
Bonds, Series 093
6.375%	07/15/37	IDR	330,000	20,425
Bonds, Series 095
6.375%	08/15/28	IDR	315,000	20,188
Bonds, Series 096
7.000%	02/15/33	IDR	720,000	46,773
				1,617,853
Ireland — 0.1%
Ireland Government Bond,
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	231	198,784
Unsec’d. Notes
0.350%	10/18/32	EUR	50	41,089
1.500%	05/15/50	EUR	48	31,956
				271,829
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	59,568
Bonds, Series 0327
2.000%	03/31/27	ILS	847	205,511
Bonds, Series 0330
1.000%	03/31/30	ILS	94	20,171
Bonds, Series 0825
1.750%	08/31/25	ILS	317	78,771
				364,021
Italy — 1.4%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	330	316,616
Sr. Unsec’d. Notes, Series 08Y, 144A
4.000%	10/30/31	EUR	1,311	1,341,573
Sr. Unsec’d. Notes, Series 10Y
4.400%	05/01/33	EUR	179	185,714
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	724	711,680
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	360	314,076

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy (cont’d.)
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	500	$300,082
Sr. Unsec’d. Notes, Series 31Y
6.000%	05/01/31	EUR	856	997,560
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	227	124,128
Sr. Unsec’d. Notes, Series 50YR, 144A
2.800%	03/01/67	EUR	41	26,665
				4,318,094
Japan — 7.4%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	430,227
2.375%	09/08/27	EUR	115	115,622
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	41,200	188,264
Bonds, Series 15
1.000%	03/20/62	JPY	115,400	612,934
Japan Government Ten Year Bond,
Bonds, Series 359
0.100%	06/20/30	JPY	144,000	938,382
Bonds, Series 361
0.100%	12/20/30	JPY	59,900	387,831
Bonds, Series 364
0.100%	09/20/31	JPY	436,850	2,801,905
Bonds, Series 369
0.500%	12/20/32	JPY	69,700	457,033
Bonds, Series 371
0.400%	06/20/33	JPY	58,000	375,037
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	101,550	783,924
Bonds, Series 32
2.300%	03/20/40	JPY	6,500	50,118
Bonds, Series 51
0.300%	06/20/46	JPY	102,750	526,376
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	825,751
Bonds, Series 65
0.400%	12/20/49	JPY	67,450	334,908
Bonds, Series 68
0.600%	09/20/50	JPY	50,500	262,246
Bonds, Series 76
1.400%	09/20/52	JPY	91,300	575,473
Japan Government Twenty Year Bond,
Bonds, Series 159
0.600%	12/20/36	JPY	40,750	257,748
Bonds, Series 162
0.600%	09/20/37	JPY	101,850	637,710
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	170,028
Bonds, Series 181
0.900%	06/20/42	JPY	44,100	271,261
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 182
1.100%	09/20/42	JPY	164,000	$1,042,063
Bonds, Series 183
1.400%	12/20/42	JPY	193,950	1,293,268
Japan Government Two Year Bond,
Bonds, Series 442
0.005%	11/01/24	JPY	81,050	542,661
Bonds, Series 444
0.005%	01/01/25	JPY	1,347,150	9,018,226
				22,898,996
Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0123
4.457%	03/31/53	MYR	132	28,168
Bonds, Series 0222
4.696%	10/15/42	MYR	619	138,331
Bonds, Series 0307
3.502%	05/31/27	MYR	1,254	265,209
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	399,851
				831,559
Mexico — 0.6%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	2,928	144,981
8.000%	11/07/47	MXN	3,043	144,176
8.000%	07/31/53	MXN	11,768	552,552
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	8,264	444,677
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	169,950
3.750%	04/19/71		670	379,220
				1,835,556
Netherlands — 0.2%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	243,363
0.000%	07/15/31	EUR	77	64,339
0.000%	01/15/38	EUR	549	364,106
0.000%	01/15/52	EUR	69	30,047
				701,855
New Zealand — 0.4%
New Zealand Government Bond,
Bonds, Series 0427
4.500%	04/15/27	NZD	235	136,808
Bonds, Series 0433
3.500%	04/14/33	NZD	646	334,765
Bonds, Series 0437
2.750%	04/15/37	NZD	179	79,517
Bonds, Series 0534
4.250%	05/15/34	NZD	841	458,488

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
New Zealand (cont’d.)
Bonds, Series 0551
2.750%	05/15/51	NZD	427	$155,499
				1,165,077
Norway — 0.2%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	6,481	559,116
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.875%	01/31/36		228	228,047
Peru — 0.0%
Peru Government Bond,
Bonds
5.940%	02/12/29	PEN	200	51,247
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	326	73,592
				124,839
Poland — 0.2%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	90,596
Bonds, Series 0432
1.750%	04/25/32	PLN	272	45,405
Bonds, Series 0527
3.750%	05/25/27	PLN	415	90,733
Bonds, Series 0726
2.500%	07/25/26	PLN	961	205,603
Bonds, Series 1033
6.000%	10/25/33	PLN	194	44,756
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/04/33		140	129,797
				606,890
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	88,162
1.950%	06/15/29	EUR	129	127,062
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	229,423
				444,647
Romania — 0.2%
Romania Government Bond,
Bonds, Series 10Y
8.250%	09/29/32	RON	330	75,796
Bonds, Series 10YR
6.700%	02/25/32	RON	175	36,336
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	40,792
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania (cont’d.)
Sr. Unsec’d. Notes
2.199%	02/14/31		68	$54,554
4.000%	02/14/51		140	88,776
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		132	83,703
6.625%	02/17/28		50	50,598
7.625%	01/17/53		36	36,681
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	6,078
6.625%	09/27/29	EUR	160	173,360
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	12,935
3.375%	01/28/50	EUR	47	29,239
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	8,670
3.000%	02/27/27		20	18,166
				715,684
Saudi Arabia — 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		335	326,655
4.875%	07/18/33		285	270,508
Sr. Unsec’d. Notes, EMTN
5.000%	01/18/53		200	165,754
				762,917
Singapore — 0.2%
Singapore Government Bond,
Bonds
3.375%	09/01/33	SGD	220	160,172
3.500%	03/01/27	SGD	513	376,100
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	72	40,661
				576,933
Slovenia — 0.1%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	43,390
Slovenia Government International Bond,
Bonds, 144A
5.000%	09/19/33		200	193,358
				236,748
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	199,492
South Korea — 3.0%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
5.000%	01/11/28		200	197,212
Korea Housing Finance Corp.,
Covered Bonds, 144A
3.714%	04/11/27	EUR	179	187,081

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Korea (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		200	$193,200
Korea Treasury Bond,
Bonds, Series 2506
3.125%	06/10/25	KRW	5,778,420	4,229,952
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	93,000
Bonds, Series 2703
2.375%	03/10/27	KRW	3,514,460	2,474,397
Bonds, Series 2709
3.125%	09/10/27	KRW	964,540	693,474
Bonds, Series 2912
1.375%	12/10/29	KRW	1,147,710	731,506
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	151,391
Bonds, Series 5203
2.500%	03/10/52	KRW	462,850	260,900
				9,212,113
Spain — 1.2%
Spain Government Bond,
Bonds, 144A
3.550%	10/31/33	EUR	586	600,810
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	504	408,611
0.850%	07/30/37	EUR	143	99,127
1.000%	07/30/42	EUR	336	204,790
1.500%	04/30/27	EUR	1,050	1,037,775
1.900%	10/31/52	EUR	239	147,433
2.900%	10/31/46	EUR	50	41,528
3.450%	07/30/66	EUR	232	194,616
3.900%	07/30/39	EUR	857	866,476
4.200%	01/31/37	EUR	1	1,066
				3,602,232
Supranational Bank — 0.5%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	202,032
0.400%	01/26/26	EUR	190	187,369
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	203	154,201
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	131,589
0.000%	12/15/26	EUR	265	251,876
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	239	167,124
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	293,978
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	330	167,762
				1,555,931
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1065
1.750%	11/11/33	SEK	1,725	$141,790
Sweden Inflation Linked Bond,
Bonds, Series 3113
0.125%	12/01/27	SEK	2,697	233,936
				375,726
Switzerland — 0.4%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	152	177,043
3.250%	06/27/27	CHF	114	134,487
3.500%	04/08/33	CHF	155	206,388
Bonds, 144A
4.000%	04/08/28	CHF	673	829,936
				1,347,854
Thailand — 0.3%
Thailand Government Bond,
Bonds
0.950%	06/17/25	THB	13,520	359,650
2.750%	06/17/52	THB	2,248	51,321
2.875%	12/17/28	THB	850	23,262
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,600	58,962
3.350%	06/17/33	THB	11,058	306,648
3.450%	06/17/43	THB	1,980	52,649
4.875%	06/22/29	THB	5,176	156,459
				1,008,951
United Kingdom — 2.1%
United Kingdom Gilt,
Bonds
0.125%	01/31/28	GBP	780	795,308
0.875%	10/22/29	GBP	796	797,889
1.500%	07/22/47	GBP	387	249,674
1.750%	09/07/37	GBP	490	421,003
1.750%	07/22/57	GBP	305	185,548
3.500%	07/22/68	GBP	111	105,272
4.000%	10/22/63	GBP	190	200,299
4.125%	01/29/27	GBP	162	194,774
4.250%	12/07/46	GBP	317	352,647
4.500%	06/07/28	GBP	407	496,620
Unsec’d. Notes
0.875%	01/31/46	GBP	790	444,618
1.500%	07/31/53	GBP	781	454,127
3.750%	01/29/38	GBP	1,298	1,424,423
3.750%	10/22/53	GBP	384	386,158
				6,508,360

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31	22	$21,038

Total Sovereign Bonds (cost $98,854,008)			85,453,332
U.S. Government Agency Obligations — 16.3%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51	94	67,361
2.000%	12/01/35	268	230,346
2.000%	05/01/36	56	48,440
2.000%	06/01/36	34	29,007
2.000%	03/01/51	18	13,975
2.000%	08/01/51	203	155,557
2.000%	03/01/52	978	744,135
2.000%	04/01/52	1,933	1,471,687
2.500%	06/01/30	22	19,843
2.500%	07/01/30	9	8,435
2.500%	11/01/35	27	23,688
2.500%	07/01/50	41	32,990
2.500%	11/01/50	76	60,770
2.500%	02/01/51	23	18,739
2.500%	03/01/51	58	46,449
2.500%	07/01/51	17	13,878
3.000%	06/01/30	6	5,571
3.000%	07/01/30	33	30,386
3.000%	07/01/30	35	32,839
3.000%	07/01/35	37	32,795
3.000%	09/01/35	22	19,755
3.000%	01/01/37	15	13,031
3.000%	02/01/37	23	20,630
3.000%	05/01/45	27	22,766
3.000%	08/01/46	68	57,399
3.000%	09/01/46	114	96,945
3.000%	02/01/47	46	38,618
3.000%	12/01/50	592	497,400
3.500%	05/01/30	35	33,416
3.500%	06/01/30	5	4,620
3.500%	10/01/30	5	5,130
3.500%	07/01/35	45	41,299
3.500%	08/01/42	29	25,472
3.500%	01/01/44	30	26,327
3.500%	07/01/45	31	27,493
3.500%	09/01/47	101	88,112
3.500%	11/01/47	58	51,012
3.500%	03/01/48	153	134,314
3.500%	07/01/49	48	41,766
3.500%	01/01/50	114	99,882
4.000%	01/01/33	46	43,592
4.000%	06/01/40	6	5,180
4.000%	02/01/41	9	7,803
4.000%	02/01/41	13	11,603
4.000%	11/01/41	3	2,860
4.000%	06/01/42	14	12,592
4.000%	09/01/44	28	25,509
4.000%	04/01/45	7	6,337
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/01/45	19	$17,449
4.000%	02/01/46	77	68,999
4.000%	05/01/46	23	20,759
4.000%	01/01/47	31	28,332
4.000%	09/01/48	34	30,702
4.500%	12/01/34	7	6,794
4.500%	09/01/40	45	42,584
4.500%	03/01/41	36	34,460
4.500%	07/01/41	10	9,630
4.500%	03/01/44	12	11,774
4.500%	07/01/45	29	26,903
4.500%	12/01/45	26	24,167
4.500%	08/01/48	5	4,454
4.500%	11/01/48	43	40,090
4.500%	05/01/49	47	44,266
4.500%	02/01/50	5	4,636
4.500%	09/01/50	175	163,118
5.000%	02/01/42	34	33,759
5.000%	07/01/48	—(r)	30
5.000%	03/01/50	2	1,489
5.000%	08/01/52	95	89,353
5.000%	04/01/53	49	45,922
5.500%	08/01/40	7	6,904
6.000%	11/01/37	4	4,097
6.000%	12/01/52	46	45,508
6.000%	03/01/53	24	23,854
Federal National Mortgage Assoc.
1.500%	TBA	55	39,510
1.500%	02/01/51	23	16,622
2.000%	04/01/30	7	6,523
2.000%	07/01/30	13	11,308
2.000%	08/01/30	23	20,801
2.000%	04/01/31	10	8,894
2.000%	03/01/36	303	261,239
2.000%	05/01/36	34	28,969
2.000%	05/01/36	37	32,052
2.000%	05/01/36	71	61,528
2.000%	06/01/36	84	72,441
2.000%	08/01/36	17	14,719
2.000%	08/01/36	71	61,086
2.000%	09/01/36	55	47,229
2.000%	12/01/36	38	32,410
2.000%	02/01/37	81	69,562
2.000%	12/01/40	70	56,597
2.000%	11/01/41	91	72,897
2.000%	07/01/50	54	41,321
2.000%	12/01/50	226	172,713
2.000%	02/01/51	185	141,379
2.000%	03/01/51	54	42,091
2.000%	03/01/51	57	44,306
2.000%	05/01/51	1,022	784,145
2.000%	07/01/51	168	128,403
2.000%	07/01/51	339	259,156
2.000%	10/01/51	517	395,137
2.500%	TBA(tt)	335	265,866
2.500%	05/01/30	7	6,657
2.500%	05/01/30	15	13,499

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/30	6	$5,302
2.500%	07/01/30	12	11,609
2.500%	07/01/30	14	13,112
2.500%	07/01/30	15	13,950
2.500%	04/01/37	133	114,544
2.500%	06/01/40	83	69,094
2.500%	04/01/43	21	16,780
2.500%	09/01/43	44	35,650
2.500%	04/01/45	10	8,165
2.500%	09/01/46	9	7,554
2.500%	07/01/50	7	5,958
2.500%	09/01/50	67	54,120
2.500%	11/01/50	152	122,977
2.500%	11/01/50	992	799,050
2.500%	03/01/51	76	61,403
2.500%	04/01/51	170	135,412
2.500%	05/01/51	173	138,472
2.500%	05/01/51	524	421,349
2.500%	07/01/51	56	44,949
2.500%	09/01/51	95	76,246
2.500%	09/01/51	291	233,355
2.500%	10/01/51	378	303,813
2.500%	11/01/51	82	65,382
2.500%	11/01/51	173	138,965
2.500%	11/01/51	217	174,035
2.500%	11/01/51	223	179,230
2.500%	03/01/52	50	39,751
2.500%	04/01/52	159	126,637
3.000%	TBA(tt)	399	329,570
3.000%	06/01/30	19	17,735
3.000%	07/01/30	6	6,073
3.000%	07/01/30	13	12,228
3.000%	07/01/30	26	24,369
3.000%	09/01/30	13	12,387
3.000%	11/01/30	6	5,969
3.000%	06/01/32	34	31,558
3.000%	03/01/35	7	6,102
3.000%	09/01/35	11	9,840
3.000%	03/01/36	48	43,183
3.000%	02/01/37	12	10,507
3.000%	06/01/37	240	219,024
3.000%	05/01/45	96	81,093
3.000%	06/01/45	66	55,491
3.000%	07/01/45	20	16,533
3.000%	08/01/45	62	52,691
3.000%	01/01/46	11	9,130
3.000%	04/01/46	97	82,779
3.000%	10/01/46	23	19,529
3.000%	10/01/46	34	29,172
3.000%	11/01/46	88	74,521
3.000%	12/01/46	37	30,978
3.000%	12/01/46	151	127,274
3.000%	08/01/50	26	21,834
3.000%	08/01/50	59	49,349
3.000%	10/01/50	45	37,630
3.000%	12/01/50	62	51,644
3.000%	02/01/51	164	136,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	04/01/51	302	$251,147
3.000%	05/01/51	153	127,781
3.000%	08/01/51	41	33,670
3.000%	08/01/51	64	52,965
3.500%	TBA(tt)	429	368,786
3.500%	09/01/29	24	22,467
3.500%	12/01/29	9	8,936
3.500%	04/01/30	35	32,539
3.500%	05/01/30	7	6,931
3.500%	10/01/30	13	11,960
3.500%	01/01/35	8	7,171
3.500%	08/01/35	16	14,351
3.500%	02/01/37	10	9,249
3.500%	11/01/42	42	37,445
3.500%	01/01/43	49	43,243
3.500%	04/01/43	15	12,950
3.500%	04/01/43	153	135,460
3.500%	06/01/43	67	59,710
3.500%	09/01/47	72	63,195
3.500%	09/01/47	98	85,697
3.500%	01/01/48	213	186,182
3.500%	03/01/48	155	136,016
3.500%	11/01/48	74	64,454
3.500%	07/01/49	467	408,970
3.500%	08/01/49	334	291,676
3.500%	01/01/50	161	140,966
3.500%	02/01/52	94	80,728
3.500%	09/01/57	159	135,097
3.500%	05/01/58	62	52,577
4.000%	04/01/26	7	6,951
4.000%	05/01/27	6	5,834
4.000%	05/01/32	8	7,321
4.000%	04/01/35	11	10,107
4.000%	03/01/41	24	21,739
4.000%	11/01/42	34	31,458
4.000%	06/01/44	13	12,114
4.000%	12/01/44	273	250,348
4.000%	03/01/45	9	8,146
4.000%	08/01/45	554	506,854
4.000%	01/01/46	29	25,981
4.000%	03/01/46	55	50,500
4.000%	06/01/46	36	32,519
4.000%	04/01/47	27	24,182
4.000%	06/01/48	153	138,853
4.000%	02/01/49	33	29,720
4.500%	TBA	445	426,489
4.500%	TBA(tt)	1,411	1,295,475
4.500%	04/01/25	4	3,564
4.500%	01/01/34	7	6,365
4.500%	11/01/39	34	32,318
4.500%	03/01/40	7	6,636
4.500%	08/01/40	13	12,425
4.500%	02/01/41	12	10,952
4.500%	06/01/41	34	32,490
4.500%	09/01/41	6	5,899
4.500%	01/01/42	19	17,572
4.500%	01/01/42	26	24,954

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/43	17	$16,540
4.500%	03/01/44	8	7,140
4.500%	06/01/44	6	6,063
4.500%	06/01/45	25	23,154
4.500%	07/01/47	5	5,089
4.500%	09/01/48	32	29,853
4.500%	09/01/48	78	72,945
4.500%	09/01/48	139	129,764
4.500%	01/01/49	30	27,928
4.500%	02/01/49	30	28,010
4.500%	03/01/49	31	28,682
4.500%	06/01/49	292	273,860
4.500%	07/01/49	38	35,160
4.500%	11/01/49	6	5,341
4.500%	01/01/51	75	69,836
5.000%	TBA	310	292,466
5.000%	05/01/38	18	17,798
5.000%	08/01/44	24	22,704
5.000%	08/01/52	308	291,407
5.500%	TBA(tt)	2,608	2,520,286
5.500%	07/01/38	10	9,902
5.500%	05/01/39	13	12,513
5.500%	05/01/40	6	6,232
5.500%	10/01/52	68	65,977
5.500%	11/01/52	188	182,111
5.500%	11/01/52	941	915,716
6.000%	TBA(tt)	1,892	1,866,727
6.000%	02/01/36	7	7,508
6.000%	11/01/38	7	6,828
6.000%	09/01/39	16	16,530
6.000%	06/01/40	9	9,481
6.000%	05/01/41	38	38,866
6.000%	12/01/52	926	922,790
6.000%	05/01/53	48	48,166
6.500%	TBA	1,000	1,004,532
Government National Mortgage Assoc.
2.000%	TBA	50	39,521
2.000%	11/20/50	124	96,874
2.000%	08/20/51	66	52,007
2.000%	09/20/51	109	86,567
2.000%	11/20/51	202	159,660
2.500%	TBA	355	290,115
2.500%	01/20/47	15	12,356
2.500%	11/20/49	58	47,451
2.500%	03/20/51	51	41,526
2.500%	06/20/51	103	83,326
2.500%	08/20/51	167	136,553
2.500%	09/20/51	78	62,392
2.500%	09/20/51	125	100,003
2.500%	09/20/51	267	215,244
2.500%	10/20/51	201	161,301
2.500%	12/20/51	107	85,615
2.500%	12/20/51	169	138,193
2.500%	01/20/52	80	64,044
3.000%	11/20/43	65	55,772
3.000%	01/15/45	8	7,116
3.000%	01/15/45	40	34,485
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/15/45	8	$7,055
3.000%	07/15/45	10	8,183
3.000%	01/20/47	83	71,872
3.000%	06/20/47	127	109,612
3.000%	08/20/47	52	44,659
3.000%	10/20/49	656	559,702
3.000%	03/20/50	421	359,195
3.000%	04/20/51	202	171,701
3.000%	07/20/51	55	46,506
3.000%	08/20/51	197	167,595
3.000%	12/20/51	21	18,142
3.500%	TBA	105	91,965
3.500%	07/15/42	29	26,289
3.500%	04/15/45	8	7,565
3.500%	07/20/47	141	125,692
3.500%	08/20/47	66	58,551
3.500%	06/20/49	133	117,592
3.500%	03/20/50	79	70,937
4.000%	TBA	100	90,090
4.000%	01/15/41	34	31,212
4.000%	03/15/44	18	17,055
4.000%	05/15/45	32	29,185
4.000%	05/20/45	16	14,566
4.000%	07/20/45	120	110,835
4.000%	10/20/45	12	11,509
4.000%	01/20/46	26	23,638
4.000%	02/20/46	9	8,134
4.000%	03/20/46	40	36,950
4.000%	07/20/47	42	38,914
4.500%	TBA(tt)	1,408	1,300,403
4.500%	04/15/40	34	32,558
4.500%	10/15/41	10	9,602
4.500%	07/20/44	17	16,310
4.500%	04/20/45	43	41,318
4.500%	11/20/47	17	16,125
4.500%	12/20/48	520	486,985
4.500%	02/20/49	37	34,971
4.500%	10/20/49	50	46,699
4.500%	12/20/49	31	29,210
4.500%	04/20/50	22	20,438
4.500%	03/20/52	43	39,964
4.500%	10/20/52	959	886,440
4.500%	06/20/53	268	247,860
5.000%	TBA(tt)	4,158	3,940,030
5.000%	06/15/38	6	5,517
5.000%	01/15/39	43	42,041
5.000%	06/15/39	10	9,438
5.000%	12/15/39	8	7,646
5.000%	10/20/42	7	7,235
5.000%	03/15/44	32	31,460
5.000%	09/20/48	25	24,204
5.000%	10/20/48	61	58,547
5.000%	11/20/48	56	53,494
5.000%	12/20/48	6	5,663
5.000%	01/20/49	155	149,084
5.000%	03/20/49	86	82,985
5.000%	06/20/49	23	22,160

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/20/50	30	$28,907
5.000%	03/20/50	12	11,848
5.000%	11/20/52	1,071	1,016,589
5.500%	TBA(tt)	6,283	6,097,291
5.500%	03/15/37	11	10,779
6.000%	TBA(tt)	1,883	1,865,388
6.500%	TBA	1,000	1,005,000

Total U.S. Government Agency Obligations (cost $54,479,870)			50,675,949
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bonds
1.125%	08/15/40	3,491	1,983,643
1.250%	05/15/50	1,580	745,809
1.750%	08/15/41(k)	5,188	3,231,151
1.875%	02/15/51	749	419,745
2.000%	08/15/51(k)	4,071	2,350,193
2.375%	02/15/42	793	548,507
3.000%	11/15/45	289	213,946
3.875%	02/15/43	342	297,807
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26	2,249	2,091,715
U.S. Treasury Notes
0.500%	04/30/27	2,439	2,103,220
0.625%	07/31/26	1,335	1,188,254
1.125%	08/31/28	4,551	3,853,874
1.250%	12/31/26	505	452,330
2.250%	02/15/27	868	800,952
2.750%	08/15/32	685	593,167
3.375%	05/15/33	753	682,723
3.500%	02/15/33	26	23,859
3.625%	03/31/28	1,010	968,338
3.875%	08/15/33	330	311,799

Total U.S. Treasury Obligations (cost $25,635,436)			22,861,032

Shares
Common Stock — 0.1%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*	474	258,103
(cost $0)

Unaffiliated Exchange-Traded Funds — 2.8%
iShares Core U.S. Aggregate Bond ETF	45,388	4,268,288
Vanguard Total International Bond ETF	92,135	4,406,817

Total Unaffiliated Exchange-Traded Funds (cost $10,148,252)		8,675,105

Total Long-Term Investments (cost $326,428,532)		292,631,172
	Shares	Value

Short-Term Investments — 11.3%
Affiliated Mutual Funds — 1.2%
PGIM Core Government Money Market Fund(wb)	2,365,388	$2,365,388
PGIM Institutional Money Market Fund (cost $1,496,628; includes $1,492,219 of cash collateral for securities on loan)(b)(wb)	1,497,408	1,496,510

Total Affiliated Mutual Funds (cost $3,862,016)		3,861,898

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 5.5%
American Honda Finance Corp.
5.710%	10/23/23		1,725	1,718,677
AT&T, Inc.
5.613%	11/21/23		1,275	1,264,704
5.619%	11/20/23		1,100	1,091,285
Consolidated Edison Co. of New York, Inc.
5.530%	10/24/23		1,075	1,070,883
Edison International
5.940%	10/10/23		1,275	1,272,824
Engie SA
5.411%	11/21/23		1,675	1,661,852
5.474%	10/16/23		850	847,851
General Motors Financial Co., Inc.
5.751%	11/06/23		1,219	1,211,623
NiSource, Inc.
5.565%	10/03/23		1,275	1,274,231
Oracle Corp.
5.472%	10/05/23		500	499,552
O’Reilly Automotive, Inc.
5.574%	10/25/23		1,275	1,269,916
Ovintiv, Inc.
6.304%	10/20/23		875	872,034
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.553%	10/12/23		1,275	1,272,437
Virginia Electric & Power Co.
5.573%	11/01/23		775	771,081
Walt Disney Co.
5.619%	01/04/24		975	960,816

Total Commercial Paper (cost $17,064,925)					17,059,766
Foreign Treasury Obligations(n) — 3.7%
Japan
Japan Treasury Discount Bills
Series 1171
(0.121)%	10/23/23	JPY	713,000	4,771,636
Series 1175
(0.118)%	11/13/23	JPY	209,200	1,400,219
Series 1177
(0.354)%	11/20/23	JPY	439,450	2,941,402

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
Japan (cont’d.)
Series 1184
(0.151)%	12/25/23	JPY	341,600	$2,286,823

Total Foreign Treasury Obligations (cost $11,804,513)				11,400,080

Shares
Unaffiliated Fund — 0.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	2,963,913	2,963,913
(cost $2,963,913)

Options Purchased*~ — 0.0%
(cost $69,718)	57,260

Total Short-Term Investments (cost $35,765,085)	35,342,917

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.4% (cost $362,193,617)	327,974,089

Options Written*~ — (0.1)%
(premiums received $348,267)	(334,303)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.3% (cost $361,845,350)	327,639,786

Liabilities in excess of other assets(z) — (5.3)%	(16,532,715)

Net Assets — 100.0%	$311,107,071

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
HSBCS	HSBC Securities (USA) Inc.
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSC	Morgan Stanley & Co. LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SCS	Standard Chartered Securities
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UBS	UBS Securities LLC
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,463,651; cash collateral of $1,492,219 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $18,804,661 is 6.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/12/23	$(75)		$(57,041)
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	(725)		(621,617)
Federal National Mortgage Assoc.	2.500%	TBA	10/18/23	(65)		(57,271)
Federal National Mortgage Assoc.	2.500%	TBA	11/13/23(tt)	(1,000)		(794,881)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(510)		(421,646)
Federal National Mortgage Assoc.	3.000%	TBA	10/18/23	(210)		(189,935)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(420)		(361,167)
Federal National Mortgage Assoc.	3.500%	TBA	10/18/23	(30)		(27,736)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(185)		(164,693)
Federal National Mortgage Assoc.	4.000%	TBA	10/18/23	(35)		(33,035)
Federal National Mortgage Assoc.	4.500%	TBA	10/12/23	(45)		(41,316)
Federal National Mortgage Assoc.	6.500%	TBA	11/13/23	(1,000)		(1,003,906)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(250)		(211,855)
Government National Mortgage Assoc.	4.500%	TBA	10/23/23(tt)	(1,000)		(923,789)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $4,992,378)						$(4,909,888)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$107.00		38		38	$10,094
(cost $8,861)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 12/05/33	Call	CITI	12/01/23	1.98%	1.98%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,000	$46
1-Year Interest Rate Swap, 11/06/24	Put	JPM	11/02/23	5.15%	1 Day SOFR(A)/ 5.310%	5.15%(A)		5,440	14,293
1-Year Interest Rate Swap, 11/06/24	Put	JPM	11/02/23	5.65%	1 Day SOFR(A)/ 5.310%	5.65%(A)		5,440	562
1-Year Interest Rate Swap, 11/07/24	Put	JPM	11/03/23	5.20%	1 Day SOFR(A)/ 5.310%	5.20%(A)		5,440	12,109
1-Year Interest Rate Swap, 11/07/24	Put	JPM	11/03/23	5.70%	1 Day SOFR(A)/ 5.310%	5.70%(A)		5,440	330
1-Year Interest Rate Swap, 12/05/24	Put	MSI	12/01/23	5.15%	1 Day SOFR(A)/ 5.310%	5.15%(A)		6,740	17,911
1-Year Interest Rate Swap, 12/05/24	Put	MSI	12/01/23	5.65%	1 Day SOFR(A)/ 5.310%	5.65%(A)		6,740	1,915
Total OTC Swaptions (cost $60,857)									$47,166
Total Options Purchased (cost $69,718)									$57,260
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 03/18/25	Call	CITI	03/14/24	3.72%	3 Month EURIBOR(Q)/ 3.952%	3.72%(A)	EUR	11,670	$(20,053)
1-Year Interest Rate Swap, 03/18/25	Call	CITI	03/14/24	3.74%	3 Month EURIBOR(Q)/ 3.952%	3.74%(A)	EUR	11,670	(30,600)
A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 01/10/29	Call	JPM	01/05/24	0.40%	1 Day TONAR(A)/ (0.062)%	0.40%(A)	JPY	116,000	$(1,058)
10-Year Interest Rate Swap, 10/12/33	Call	CITI	10/10/23	3.97%	1 Day SOFR(A)/ 5.310%	3.97%(A)		1,280	(482)
10-Year Interest Rate Swap, 10/13/33	Call	JPM	10/11/23	3.18%	6 Month EURIBOR(S)/ 4.125%	3.18%(A)	EUR	1,200	(747)
10-Year Interest Rate Swap, 10/18/33	Call	CITI	10/16/23	3.98%	1 Day SOFR(A)/ 5.310%	3.98%(A)		1,270	(1,406)
10-Year Interest Rate Swap, 10/20/33	Call	JPM	10/18/23	3.21%	6 Month EURIBOR(S)/ 4.125%	3.21%(A)	EUR	1,190	(4,013)
10-Year Interest Rate Swap, 10/25/33	Call	CITI	10/23/23	4.17%	1 Day SOFR(A)/ 5.310%	4.17%(A)		1,260	(7,292)
10-Year Interest Rate Swap, 10/27/33	Call	CITI	10/25/23	3.34%	6 Month EURIBOR(S)/ 4.125%	3.34%(A)	EUR	1,170	(6,971)
10-Year Interest Rate Swap, 11/01/33	Call	CITI	10/30/23	3.35%	6 Month EURIBOR(S)/ 4.125%	3.35%(A)	EUR	1,230	(9,077)
10-Year Interest Rate Swap, 11/01/33	Call	JPM	10/30/23	4.30%	1 Day SOFR(A)/ 5.310%	4.30%(A)		1,240	(14,600)
30-Year Interest Rate Swap, 12/05/53	Call	CITI	12/01/23	1.48%	6 Month EURIBOR(S)/ 4.125%	1.48%(A)	EUR	400	(14)
1-Year Interest Rate Swap, 11/06/24	Put	JPM	11/02/23	5.40%	5.40%(A)	1 Day SOFR(A)/ 5.310%		10,880	(9,566)
1-Year Interest Rate Swap, 11/07/24	Put	JPM	11/03/23	5.45%	5.45%(A)	1 Day SOFR(A)/ 5.310%		10,880	(7,044)
1-Year Interest Rate Swap, 12/05/24	Put	MSI	12/01/23	5.40%	5.40%(A)	1 Day SOFR(A)/ 5.310%		13,480	(15,132)
1-Year Interest Rate Swap, 03/18/25	Put	CITI	03/14/24	3.72%	3.72%(A)	3 Month EURIBOR(Q)/ 3.952%	EUR	11,670	(28,201)
1-Year Interest Rate Swap, 03/18/25	Put	CITI	03/14/24	3.74%	3.74%(A)	3 Month EURIBOR(Q)/ 3.952%	EUR	11,670	(19,446)
10-Year Interest Rate Swap, 10/12/33	Put	CITI	10/10/23	3.97%	3.97%(A)	1 Day SOFR(A)/ 5.310%		1,280	(33,518)
10-Year Interest Rate Swap, 10/13/33	Put	JPM	10/11/23	3.18%	3.18%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,200	(21,060)
10-Year Interest Rate Swap, 10/18/33	Put	CITI	10/16/23	3.98%	3.98%(A)	1 Day SOFR(A)/ 5.310%		1,270	(32,233)
10-Year Interest Rate Swap, 10/20/33	Put	JPM	10/18/23	3.21%	3.21%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,190	(16,951)
10-Year Interest Rate Swap, 10/25/33	Put	CITI	10/23/23	4.17%	4.17%(A)	1 Day SOFR(A)/ 5.310%		1,260	(18,406)
10-Year Interest Rate Swap, 10/27/33	Put	CITI	10/25/23	3.34%	3.34%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,170	(11,643)
10-Year Interest Rate Swap, 11/01/33	Put	CITI	10/30/23	3.35%	3.35%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,230	(12,081)
10-Year Interest Rate Swap, 11/01/33	Put	JPM	10/30/23	4.30%	4.30%(A)	1 Day SOFR(A)/ 5.310%		1,240	(12,709)
Total Options Written (premiums received $348,267)									$(334,303)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	3 Month SONIA Index	Sep. 2024	$4,343,175	$18,793
A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
70	2 Year U.S. Treasury Notes	Dec. 2023	$14,189,766	$10,122
4	3 Year Australian Treasury Bonds	Dec. 2023	270,917	(2,139)
74	5 Year Canadian Government Bonds	Dec. 2023	5,882,952	(50,550)
49	5 Year Euro-Bobl	Dec. 2023	5,996,458	(39,419)
289	5 Year U.S. Treasury Notes	Dec. 2023	30,448,861	(96,879)
11	10 Year Australian Treasury Bonds	Dec. 2023	791,922	(22,040)
37	10 Year Canadian Government Bonds	Dec. 2023	3,136,249	(83,147)
12	10 Year Euro-Bund	Dec. 2023	1,632,056	(13,424)
16	10 Year U.K. Gilt	Dec. 2023	1,838,154	(8,991)
2	30 Year Euro Buxl	Dec. 2023	258,730	(12,923)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	118,688	(252)
158	Euro Schatz Index	Dec. 2023	17,538,107	(4,895)
18	Euro-BTP Italian Government Bond	Dec. 2023	2,088,217	(51,649)
21	Euro-OAT	Dec. 2023	2,735,317	(62,204)
				(419,597)
Short Positions:
18	3 Year Australian Treasury Bonds	Dec. 2023	1,219,125	6,230
1	5 Year Canadian Government Bonds	Dec. 2023	79,499	934
26	5 Year Euro-Bobl	Dec. 2023	3,181,794	4,919
45	10 Year Australian Treasury Bonds	Dec. 2023	3,239,680	70,119
3	10 Year Canadian Government Bonds	Dec. 2023	254,290	6,776
38	10 Year Euro-Bund	Dec. 2023	5,168,176	59,351
7	10 Year Mini Japanese Government Bonds	Dec. 2023	679,202	1,291
32	10 Year U.K. Gilt	Dec. 2023	3,676,308	35,750
57	10 Year U.S. Treasury Notes	Dec. 2023	6,159,563	(5,167)
61	10 Year U.S. Ultra Treasury Notes	Dec. 2023	6,805,313	115,361
3	20 Year U.S. Treasury Bonds	Dec. 2023	341,344	(392)
4	30 Year Euro Buxl	Dec. 2023	517,460	4,543
27	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	3,204,563	132,253
30	Euro Schatz Index	Dec. 2023	3,330,020	11,704
2	Euro-BTP Italian Government Bond	Dec. 2023	232,024	11,436
7	Euro-OAT	Dec. 2023	911,772	21,159
				476,267
				$56,670
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BNP	AUD	295	$189,596	$189,703	$107	$—
Expiring 10/04/23	BNP	AUD	215	137,460	138,258	798	—
Expiring 10/04/23	GS	AUD	860	557,342	553,034	—	(4,308)
Expiring 10/04/23	MSC	AUD	3,465	2,249,395	2,228,210	—	(21,185)
Expiring 10/04/23	MSC	AUD	1,280	829,891	823,119	—	(6,772)
Expiring 10/04/23	MSC	AUD	655	417,650	421,206	3,556	—
Expiring 10/04/23	MSC	AUD	435	277,444	279,732	2,288	—
Expiring 10/04/23	MSC	AUD	220	140,615	141,474	859	—
Expiring 10/04/23	MSC	AUD	170	110,218	109,321	—	(897)
Expiring 10/04/23	SSB	AUD	435	281,995	279,732	—	(2,263)
Expiring 10/04/23	SSB	AUD	295	190,122	189,704	—	(418)
Expiring 10/04/23	SSB	AUD	295	191,981	189,703	—	(2,278)
A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/04/23	TD	AUD	2,368	$1,517,178	$1,522,772	$5,594	$—
Expiring 10/04/23	TD	AUD	123	78,806	79,097	291	—
Expiring 10/04/23	UBS	AUD	184	118,796	118,323	—	(473)
Expiring 10/04/23	UBS	AUD	182	117,020	117,037	17	—
Expiring 10/04/23	UBS	AUD	140	91,340	90,029	—	(1,311)
Expiring 11/03/23	JPS	AUD	290	186,739	186,694	—	(45)
Expiring 11/03/23	TD	AUD	2,655	1,702,819	1,709,214	6,395	—
Expiring 11/03/23	UBS	AUD	47	30,122	30,257	135	—
Expiring 11/03/23	UBS	AUD	41	26,322	26,395	73	—
Expiring 11/03/23	UBS	AUD	20	12,852	12,876	24	—
Expiring 11/03/23	UBS	AUD	20	12,854	12,876	22	—
Expiring 11/03/23	UBS	AUD	20	12,862	12,876	14	—
Expiring 11/03/23	UBS	AUD	20	12,842	12,876	34	—
Expiring 11/03/23	UBS	AUD	2	1,286	1,287	1	—
Expiring 11/08/23	BNYM	AUD	549	354,674	353,723	—	(951)
Expiring 12/20/23	JPM	AUD	406	263,620	262,045	—	(1,575)
Expiring 12/20/23	JPM	AUD	88	57,000	56,737	—	(263)
Expiring 12/20/23	JPM	AUD	88	57,086	56,744	—	(342)
Expiring 12/20/23	JPM	AUD	87	56,136	56,099	—	(37)
Expiring 12/20/23	JPM	AUD	22	14,181	14,232	51	—
Brazilian Real,
Expiring 10/03/23	BOA	BRL	1,748	357,552	347,524	—	(10,028)
Expiring 10/03/23	CGM	BRL	1,748	349,069	347,524	—	(1,545)
Expiring 10/03/23	JPM	BRL	3,401	692,556	676,175	—	(16,381)
Expiring 11/03/23	CGM	BRL	1,748	346,884	346,040	—	(844)
British Pound,
Expiring 10/04/23	BNP	GBP	151	185,133	184,241	—	(892)
Expiring 10/04/23	BNP	GBP	107	135,728	130,555	—	(5,173)
Expiring 10/04/23	CGM	GBP	68	84,963	82,969	—	(1,994)
Expiring 10/04/23	GS	GBP	223	276,480	272,090	—	(4,390)
Expiring 10/04/23	HSBCS	GBP	152	187,014	185,460	—	(1,554)
Expiring 10/04/23	HSBCS	GBP	151	186,746	184,241	—	(2,505)
Expiring 10/04/23	JPS	GBP	111	138,703	135,435	—	(3,268)
Expiring 10/04/23	MSC	GBP	111	138,658	135,435	—	(3,223)
Expiring 10/04/23	SSB	GBP	220	278,661	268,430	—	(10,231)
Expiring 10/04/23	TD	GBP	2,282	2,791,799	2,784,348	—	(7,451)
Expiring 10/04/23	TD	GBP	2,140	2,618,076	2,611,089	—	(6,987)
Expiring 10/04/23	TD	GBP	1,015	1,241,751	1,238,437	—	(3,314)
Expiring 10/04/23	UBS	GBP	78	98,716	95,171	—	(3,545)
Expiring 10/30/23	JPM	GBP	1,137	1,451,514	1,387,851	—	(63,663)
Expiring 10/30/23	JPM	GBP	218	278,066	265,845	—	(12,221)
Expiring 11/03/23	BARC	GBP	223	273,540	272,141	—	(1,399)
Expiring 11/03/23	BNP	GBP	224	274,539	273,362	—	(1,177)
Expiring 11/03/23	CGM	GBP	221	270,775	269,700	—	(1,075)
Expiring 11/17/23	BNYM	GBP	701	869,452	855,968	—	(13,484)
Expiring 11/17/23	BNYM	GBP	141	173,909	172,545	—	(1,364)
Expiring 11/17/23	BNYM	GBP	65	80,729	79,367	—	(1,362)
Expiring 12/20/23	JPM	GBP	1,441	1,770,482	1,759,030	—	(11,452)
Expiring 12/20/23	JPM	GBP	537	659,267	656,093	—	(3,174)
Expiring 12/20/23	JPM	GBP	319	389,403	389,864	461	—
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	444	329,793	326,915	—	(2,878)
Expiring 10/04/23	BOA	CAD	481	357,289	354,158	—	(3,131)
Expiring 10/04/23	CGM	CAD	375	279,238	276,111	—	(3,127)
Expiring 10/04/23	DB	CAD	1,341	992,108	987,370	—	(4,738)
A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/23	DB	CAD	533	$394,328	$392,445	$—	$(1,883)
Expiring 10/04/23	JPS	CAD	380	279,136	279,792	656	—
Expiring 10/04/23	JPS	CAD	375	277,275	276,110	—	(1,165)
Expiring 10/04/23	JPS	CAD	255	188,388	187,755	—	(633)
Expiring 10/04/23	JPS	CAD	255	189,043	187,756	—	(1,287)
Expiring 10/04/23	SSB	CAD	375	276,689	276,110	—	(579)
Expiring 10/04/23	TD	CAD	3,817	2,826,361	2,810,435	—	(15,926)
Expiring 10/04/23	TD	CAD	317	234,728	233,405	—	(1,323)
Expiring 11/03/23	BARC	CAD	120	89,040	88,393	—	(647)
Expiring 11/03/23	BNP	CAD	365	269,868	268,862	—	(1,006)
Expiring 11/03/23	GS	CAD	205	151,696	151,005	—	(691)
Expiring 11/03/23	TD	CAD	1,341	993,381	987,791	—	(5,590)
Expiring 12/20/23	JPM	CAD	919	684,284	677,814	—	(6,470)
Expiring 12/20/23	JPM	CAD	352	262,002	259,712	—	(2,290)
Expiring 12/20/23	JPM	CAD	179	132,447	132,155	—	(292)
Expiring 12/20/23	JPM	CAD	153	113,000	112,429	—	(571)
Expiring 12/20/23	JPM	CAD	151	113,000	111,481	—	(1,519)
Chilean Peso,
Expiring 10/02/23	JPM	CLP	83,706	93,058	94,181	1,123	—
Expiring 10/02/23	JPM	CLP	35,605	41,881	40,061	—	(1,820)
Expiring 10/02/23	JPM	CLP	17,984	20,298	20,235	—	(63)
Expiring 10/04/23	CGM	CLP	146,760	161,862	165,110	3,248	—
Expiring 10/04/23	CGM	CLP	61,247	67,549	68,904	1,355	—
Chinese Renminbi,
Expiring 10/10/23	BARC	CNH	644	88,109	88,281	172	—
Expiring 10/10/23	BNP	CNH	463	63,999	63,469	—	(530)
Expiring 10/10/23	BNP	CNH	232	31,836	31,803	—	(33)
Expiring 10/10/23	CA	CNH	463	63,820	63,469	—	(351)
Expiring 10/10/23	GS	CNH	911	124,903	124,883	—	(20)
Expiring 10/10/23	JPS	CNH	397	54,600	54,421	—	(179)
Expiring 10/10/23	SCS	CNH	656	89,611	89,926	315	—
Expiring 10/10/23	SCS	CNH	541	73,902	74,162	260	—
Expiring 10/10/23	SCS	CNH	397	54,587	54,422	—	(165)
Expiring 10/10/23	UBS	CNH	794	109,194	108,843	—	(351)
Expiring 12/20/23	JPM	CNH	828	114,000	113,859	—	(141)
Expiring 12/20/23	JPM	CNH	810	111,000	111,361	361	—
Expiring 01/24/24	BOA	CNH	1,109	164,284	152,873	—	(11,411)
Expiring 04/10/24	CA	CNH	1,109	157,053	153,680	—	(3,373)
Colombian Peso,
Expiring 10/04/23	BNP	COP	571,778	138,813	139,978	1,165	—
Expiring 10/04/23	BNP	COP	530,300	131,784	129,823	—	(1,961)
Expiring 10/04/23	BNP	COP	296,209	72,241	72,515	274	—
Expiring 10/04/23	BOA	COP	394,944	96,587	96,687	100	—
Expiring 10/04/23	CGM	COP	296,209	72,317	72,516	199	—
Expiring 11/03/23	BNP	COP	330,623	79,976	80,196	220	—
Expiring 11/03/23	BOA	COP	440,832	106,910	106,928	18	—
Expiring 11/03/23	CGM	COP	412,400	101,178	100,032	—	(1,146)
Expiring 11/03/23	CGM	COP	330,623	80,059	80,196	137	—
Expiring 11/03/23	MSC	COP	455,626	110,250	110,517	267	—
Czech Koruna,
Expiring 10/04/23	BARC	CZK	5,051	219,580	218,868	—	(712)
Expiring 10/04/23	BOA	CZK	1,652	72,558	71,584	—	(974)
Expiring 10/04/23	BOA	CZK	720	31,525	31,199	—	(326)
Expiring 10/04/23	BOA	CZK	720	31,551	31,199	—	(352)
Expiring 10/04/23	CGM	CZK	298	13,072	12,913	—	(159)
A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 11/03/23	BARC	CZK	499	$21,666	$21,595	$—	$(71)
Expiring 12/20/23	JPM	CZK	2,577	112,000	111,450	—	(550)
Danish Krone,
Expiring 10/04/23	DB	DKK	2,935	417,390	416,154	—	(1,236)
Euro,
Expiring 10/04/23	BARC	EUR	260	279,373	274,940	—	(4,433)
Expiring 10/04/23	BNP	EUR	176	191,072	186,114	—	(4,958)
Expiring 10/04/23	BOA	EUR	774	828,994	818,476	—	(10,518)
Expiring 10/04/23	CGM	EUR	80	85,802	84,597	—	(1,205)
Expiring 10/04/23	DB	EUR	17,639	18,712,510	18,652,600	—	(59,910)
Expiring 10/04/23	DB	EUR	3,194	3,388,387	3,377,539	—	(10,848)
Expiring 10/04/23	DB	EUR	3,076	3,353,842	3,252,758	—	(101,084)
Expiring 10/04/23	DB	EUR	257	279,007	271,768	—	(7,239)
Expiring 10/04/23	GS	EUR	259	277,332	273,884	—	(3,448)
Expiring 10/04/23	HSBCS	EUR	176	188,241	186,114	—	(2,127)
Expiring 10/04/23	JPS	EUR	259	278,230	273,883	—	(4,347)
Expiring 10/04/23	JPS	EUR	259	278,825	273,883	—	(4,942)
Expiring 10/04/23	JPS	EUR	259	278,014	273,883	—	(4,131)
Expiring 10/04/23	JPS	EUR	182	194,903	192,458	—	(2,445)
Expiring 10/04/23	JPS	EUR	176	188,424	186,113	—	(2,311)
Expiring 10/04/23	JPS	EUR	129	137,864	136,413	—	(1,451)
Expiring 10/04/23	JPS	EUR	128	139,222	135,355	—	(3,867)
Expiring 10/04/23	JPS	EUR	106	113,636	112,091	—	(1,545)
Expiring 10/04/23	MSC	EUR	181	194,147	191,400	—	(2,747)
Expiring 10/04/23	MSC	EUR	130	139,674	137,470	—	(2,204)
Expiring 10/04/23	MSC	EUR	129	138,729	136,413	—	(2,316)
Expiring 10/04/23	MSC	EUR	114	123,947	120,551	—	(3,396)
Expiring 10/04/23	MSC	EUR	99	107,602	104,689	—	(2,913)
Expiring 10/04/23	SSB	EUR	175	190,093	185,056	—	(5,037)
Expiring 10/04/23	SSB	EUR	94	100,245	99,402	—	(843)
Expiring 10/04/23	UBS	EUR	130	138,956	137,470	—	(1,486)
Expiring 10/04/23	UBS	EUR	118	126,822	124,781	—	(2,041)
Expiring 10/04/23	UBS	EUR	114	123,160	120,551	—	(2,609)
Expiring 10/04/23	UBS	EUR	113	121,306	119,494	—	(1,812)
Expiring 10/12/23	JPM	EUR	204	216,252	215,982	—	(270)
Expiring 10/12/23	JPM	EUR	192	201,760	203,192	1,432	—
Expiring 10/12/23	JPM	EUR	178	193,548	188,290	—	(5,258)
Expiring 10/12/23	JPM	EUR	114	124,946	120,275	—	(4,671)
Expiring 10/12/23	JPM	EUR	109	116,600	115,375	—	(1,225)
Expiring 10/12/23	JPM	EUR	103	110,311	109,410	—	(901)
Expiring 10/12/23	JPM	EUR	71	75,876	75,164	—	(712)
Expiring 10/12/23	JPM	EUR	64	67,814	67,841	27	—
Expiring 10/12/23	JPM	EUR	20	21,974	21,349	—	(625)
Expiring 11/03/23	DB	EUR	2,519	2,675,614	2,667,186	—	(8,428)
Expiring 11/03/23	GS	EUR	701	743,141	742,238	—	(903)
Expiring 11/03/23	JPS	EUR	258	275,320	273,177	—	(2,143)
Expiring 11/03/23	JPS	EUR	256	269,509	271,060	1,551	—
Expiring 11/03/23	MSC	EUR	511	544,294	541,061	—	(3,233)
Expiring 11/03/23	SCS	EUR	61	64,406	64,589	183	—
Expiring 12/06/23	JPM	EUR	1,117	1,199,058	1,184,522	—	(14,536)
Expiring 12/06/23	JPM	EUR	154	165,380	163,835	—	(1,545)
Expiring 12/20/23	JPM	EUR	637	685,292	676,360	—	(8,932)
Expiring 12/20/23	JPM	EUR	92	99,457	97,845	—	(1,612)
Hong Kong Dollar,
Expiring 10/04/23	MSC	HKD	1,045	133,417	133,458	41	—
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 11/03/23	SCS	HKD	1,045	$133,557	$133,556	$—	$(1)
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	76,882	208,303	208,538	235	—
Expiring 10/04/23	BARC	HUF	55,033	156,660	149,274	—	(7,386)
Expiring 11/03/23	BARC	HUF	55,033	148,260	148,426	166	—
Indian Rupee,
Expiring 10/04/23	BNP	INR	3,802	45,775	45,745	—	(30)
Expiring 10/04/23	DB	INR	45,612	549,158	548,803	—	(355)
Expiring 10/04/23	JPS	INR	16,210	195,844	195,039	—	(805)
Expiring 10/04/23	JPS	INR	14,140	170,752	170,132	—	(620)
Expiring 10/04/23	MSC	INR	17,632	212,664	212,148	—	(516)
Expiring 10/04/23	SCS	INR	3,611	43,599	43,447	—	(152)
Expiring 10/04/23	SCS	INR	3,611	43,603	43,447	—	(156)
Expiring 10/04/23	SCS	INR	3,611	43,603	43,447	—	(156)
Expiring 10/04/23	SCS	INR	3,327	40,171	40,030	—	(141)
Expiring 11/03/23	DB	INR	45,612	547,366	547,747	381	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	9,213,604	593,392	595,393	2,001	—
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	650	170,580	170,457	—	(123)
Expiring 10/04/23	BNP	ILS	1,500	392,139	393,360	1,221	—
Expiring 10/04/23	BNP	ILS	1,022	267,177	268,009	832	—
Expiring 10/04/23	DB	ILS	144	37,703	37,763	60	—
Expiring 11/03/23	BNP	ILS	30	7,864	7,878	14	—
Expiring 11/03/23	GS	ILS	340	89,201	89,285	84	—
Japanese Yen,
Expiring 10/04/23	BARC	JPY	41,200	280,264	275,915	—	(4,349)
Expiring 10/04/23	BARC	JPY	40,900	278,003	273,906	—	(4,097)
Expiring 10/04/23	BARC	JPY	28,000	190,422	187,515	—	(2,907)
Expiring 10/04/23	BNP	JPY	689,008	4,621,774	4,614,268	—	(7,506)
Expiring 10/04/23	BNP	JPY	262,154	1,800,745	1,755,638	—	(45,107)
Expiring 10/04/23	BNP	JPY	27,900	192,244	186,846	—	(5,398)
Expiring 10/04/23	CA	JPY	40,900	279,059	273,906	—	(5,153)
Expiring 10/04/23	CWMC	JPY	40,800	276,824	273,236	—	(3,588)
Expiring 10/04/23	CWMC	JPY	20,600	140,236	137,958	—	(2,278)
Expiring 10/04/23	DB	JPY	10,400	71,776	69,648	—	(2,128)
Expiring 10/04/23	GS	JPY	55,900	380,705	374,361	—	(6,344)
Expiring 10/04/23	GS	JPY	40,900	278,488	273,906	—	(4,582)
Expiring 10/04/23	GS	JPY	40,800	276,599	273,237	—	(3,362)
Expiring 10/04/23	GS	JPY	40,700	282,583	272,566	—	(10,017)
Expiring 10/04/23	JPS	JPY	81,600	553,363	546,473	—	(6,890)
Expiring 10/04/23	JPS	JPY	28,000	189,132	187,515	—	(1,617)
Expiring 10/04/23	MSC	JPY	122,200	828,487	818,370	—	(10,117)
Expiring 10/04/23	MSC	JPY	82,300	560,572	551,160	—	(9,412)
Expiring 10/04/23	MSC	JPY	56,595	384,877	379,015	—	(5,862)
Expiring 10/04/23	MSC	JPY	46,305	315,293	310,103	—	(5,190)
Expiring 10/04/23	MSC	JPY	40,800	278,165	273,236	—	(4,929)
Expiring 10/04/23	MSC	JPY	40,500	274,054	271,228	—	(2,826)
Expiring 10/04/23	MSC	JPY	20,400	138,855	136,618	—	(2,237)
Expiring 10/04/23	MSC	JPY	15,100	104,203	101,124	—	(3,079)
Expiring 10/19/23	BARC	JPY	139,140	949,578	934,384	—	(15,194)
Expiring 10/19/23	MSC	JPY	272,480	1,875,327	1,829,823	—	(45,504)
Expiring 11/02/23	BARC	JPY	27,700	186,495	186,475	—	(20)
Expiring 11/02/23	BNP	JPY	430,254	2,899,450	2,896,444	—	(3,006)
Expiring 11/02/23	BOA	JPY	60,500	407,221	407,282	61	—
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/02/23	DB	JPY	60,300	$407,350	$405,936	$—	$(1,414)
Expiring 11/02/23	GS	JPY	101,000	682,689	679,925	—	(2,764)
Expiring 11/02/23	GS	JPY	20,100	135,148	135,312	164	—
Expiring 11/02/23	HSBCS	JPY	15,564	105,373	104,776	—	(597)
Expiring 11/02/23	JPS	JPY	40,700	275,867	273,990	—	(1,877)
Expiring 11/02/23	JPS	JPY	40,500	274,827	272,644	—	(2,183)
Expiring 11/02/23	MSC	JPY	40,400	272,049	271,971	—	(78)
Expiring 11/02/23	MSC	JPY	20,100	135,119	135,312	193	—
Expiring 11/02/23	SCS	JPY	34,105	230,507	229,592	—	(915)
Expiring 12/20/23	JPM	JPY	86,611	597,750	587,663	—	(10,087)
Expiring 12/20/23	JPM	JPY	57,232	389,403	388,319	—	(1,084)
Expiring 12/20/23	JPM	JPY	19,261	132,610	130,688	—	(1,922)
Expiring 12/20/23	JPM	JPY	19,235	132,610	130,507	—	(2,103)
Expiring 12/20/23	JPM	JPY	17,094	117,841	115,984	—	(1,857)
Expiring 12/20/23	JPM	JPY	17,068	116,609	115,808	—	(801)
Expiring 12/20/23	JPM	JPY	8,162	55,502	55,376	—	(126)
Expiring 12/20/23	JPM	JPY	8,113	55,000	55,049	49	—
Malaysian Ringgit,
Expiring 10/04/23	BNP	MYR	1,922	408,686	410,302	1,616	—
Mexican Peso,
Expiring 10/04/23	BARC	MXN	19,393	1,099,688	1,111,879	12,191	—
Expiring 10/04/23	BARC	MXN	7,070	413,951	405,351	—	(8,600)
Expiring 10/04/23	BARC	MXN	2,218	125,773	127,167	1,394	—
Expiring 10/04/23	BARC	MXN	1,920	109,890	110,081	191	—
Expiring 10/04/23	BOA	MXN	2,900	164,648	166,268	1,620	—
Expiring 10/04/23	GS	MXN	7,070	414,371	405,352	—	(9,019)
Expiring 10/04/23	GS	MXN	2,820	164,614	161,682	—	(2,932)
Expiring 10/04/23	GS	MXN	2,340	135,992	134,161	—	(1,831)
Expiring 10/04/23	GS	MXN	1,280	74,301	73,388	—	(913)
Expiring 10/04/23	SSB	MXN	12,928	741,880	741,215	—	(665)
Expiring 10/04/23	SSB	MXN	1,479	84,873	84,797	—	(76)
Expiring 10/04/23	UBS	MXN	19,393	1,093,487	1,111,879	18,392	—
Expiring 10/04/23	UBS	MXN	2,870	164,871	164,549	—	(322)
Expiring 10/04/23	UBS	MXN	2,218	125,063	127,166	2,103	—
Expiring 11/03/23	BARC	MXN	4,720	274,203	269,198	—	(5,005)
Expiring 11/03/23	BARC	MXN	2,850	163,025	162,546	—	(479)
Expiring 11/03/23	BOA	MXN	2,810	162,161	160,265	—	(1,896)
Expiring 11/03/23	BOA	MXN	1,700	95,723	96,957	1,234	—
Expiring 11/03/23	SSB	MXN	3,720	212,760	212,165	—	(595)
New Taiwanese Dollar,
Expiring 10/04/23	BARC	TWD	1,615	50,078	50,116	38	—
Expiring 10/04/23	BNP	TWD	5,690	178,996	176,567	—	(2,429)
New Zealand Dollar,
Expiring 10/04/23	BARC	NZD	475	279,693	284,691	4,998	—
Expiring 10/04/23	BOA	NZD	610	359,364	365,603	6,239	—
Expiring 10/04/23	GS	NZD	330	194,046	197,785	3,739	—
Expiring 10/04/23	GS	NZD	235	140,180	140,847	667	—
Expiring 10/04/23	JPS	NZD	1,165	693,967	698,242	4,275	—
Expiring 10/04/23	MSC	NZD	1,351	806,594	809,721	3,127	—
Expiring 10/04/23	MSC	NZD	710	416,469	425,538	9,069	—
Expiring 10/04/23	MSC	NZD	475	278,766	284,691	5,925	—
Expiring 10/04/23	MSC	NZD	338	201,564	202,580	1,016	—
Expiring 10/04/23	MSC	NZD	235	138,781	140,847	2,066	—
Expiring 10/04/23	MSC	NZD	235	138,526	140,847	2,321	—
Expiring 10/04/23	MSC	NZD	130	77,480	77,916	436	—
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	SSB	NZD	645	$379,312	$386,581	$7,269	$—
Expiring 10/04/23	TD	NZD	2,187	1,302,140	1,310,777	8,637	—
Expiring 10/04/23	UBS	NZD	235	139,102	140,847	1,745	—
Expiring 10/04/23	UBS	NZD	235	139,099	140,847	1,748	—
Expiring 10/04/23	UBS	NZD	132	78,639	79,114	475	—
Expiring 10/27/23	BNYM	NZD	163	96,789	97,878	1,089	—
Expiring 11/03/23	BARC	NZD	567	336,671	339,835	3,164	—
Expiring 11/03/23	BNP	NZD	568	337,456	340,435	2,979	—
Expiring 11/03/23	GS	NZD	1,140	678,664	683,267	4,603	—
Expiring 11/03/23	GS	NZD	567	335,954	339,835	3,881	—
Expiring 11/03/23	GS	NZD	185	111,157	110,880	—	(277)
Expiring 11/03/23	MSC	NZD	568	336,560	340,435	3,875	—
Expiring 11/03/23	TD	NZD	1,671	994,908	1,001,524	6,616	—
Expiring 12/20/23	JPM	NZD	1,919	1,134,584	1,150,283	15,699	—
Expiring 12/20/23	JPM	NZD	1,321	786,008	791,501	5,493	—
Expiring 12/20/23	JPM	NZD	436	259,602	261,053	1,451	—
Expiring 12/20/23	JPM	NZD	92	54,398	54,886	488	—
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	3,605	340,380	337,070	—	(3,310)
Expiring 10/04/23	BARC	NOK	2,000	185,010	187,001	1,991	—
Expiring 10/04/23	BOA	NOK	280	26,600	26,180	—	(420)
Expiring 10/04/23	CGM	NOK	2,030	189,646	189,807	161	—
Expiring 10/04/23	CGM	NOK	840	79,782	78,540	—	(1,242)
Expiring 10/04/23	GS	NOK	2,960	278,140	276,762	—	(1,378)
Expiring 10/04/23	JPS	NOK	1,480	137,867	138,381	514	—
Expiring 10/04/23	JPS	NOK	1,000	93,456	93,501	45	—
Expiring 10/04/23	JPS	NOK	930	86,295	86,956	661	—
Expiring 10/04/23	SSB	NOK	328	30,560	30,669	109	—
Expiring 10/04/23	UBS	NOK	7,712	726,314	721,077	—	(5,237)
Expiring 10/04/23	UBS	NOK	2,960	276,474	276,762	288	—
Expiring 10/04/23	UBS	NOK	1,490	139,256	139,316	60	—
Expiring 11/03/23	JPS	NOK	1,450	135,258	135,691	433	—
Expiring 11/03/23	JPS	NOK	750	69,484	70,185	701	—
Expiring 11/03/23	SSB	NOK	1,865	172,958	174,527	1,569	—
Expiring 11/03/23	UBS	NOK	2,920	272,162	273,254	1,092	—
Expiring 11/03/23	UBS	NOK	2,125	200,299	198,858	—	(1,441)
Expiring 11/14/23	JPM	NOK	634	60,167	59,338	—	(829)
Expiring 12/20/23	JPM	NOK	613	57,827	57,433	—	(394)
Expiring 12/20/23	JPM	NOK	610	57,000	57,117	117	—
Peruvian Nuevo Sol,
Expiring 10/04/23	CGM	PEN	315	82,764	83,144	380	—
Expiring 10/04/23	CGM	PEN	215	58,111	56,749	—	(1,362)
Expiring 11/03/23	CGM	PEN	215	56,392	56,648	256	—
Philippine Peso,
Expiring 10/04/23	BARC	PHP	1,800	31,634	31,818	184	—
Polish Zloty,
Expiring 10/04/23	BARC	PLN	2,354	539,033	538,782	—	(251)
Expiring 10/04/23	BARC	PLN	1,683	385,383	385,204	—	(179)
Romanian Leu,
Expiring 10/04/23	BNP	RON	343	73,151	72,897	—	(254)
Expiring 10/04/23	SSB	RON	236	50,337	50,157	—	(180)
Expiring 10/04/23	UBS	RON	468	101,106	99,463	—	(1,643)
Expiring 11/03/23	UBS	RON	230	49,019	48,849	—	(170)
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	586	429,902	428,768	—	(1,134)
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 10/04/23	BARC	SGD	139	$101,973	$101,704	$—	$(269)
Expiring 10/04/23	BARC	SGD	68	50,361	49,755	—	(606)
Expiring 10/04/23	BNP	SGD	67	49,625	49,023	—	(602)
Expiring 10/04/23	JPS	SGD	125	91,973	91,460	—	(513)
Expiring 10/16/23	JPM	SGD	221	163,285	161,542	—	(1,743)
Expiring 12/20/23	JPM	SGD	297	218,314	217,783	—	(531)
Expiring 12/20/23	JPM	SGD	75	55,000	55,142	142	—
South African Rand,
Expiring 10/04/23	UBS	ZAR	11,941	635,785	630,412	—	(5,373)
Expiring 11/03/23	GS	ZAR	3,070	161,158	161,635	477	—
Expiring 12/20/23	JPM	ZAR	238	12,405	12,491	86	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	1,675,811	1,240,147	1,239,728	—	(419)
Expiring 10/05/23	BOA	KRW	1,092,020	826,021	807,853	—	(18,168)
Expiring 10/05/23	BOA	KRW	15,050	11,137	11,133	—	(4)
Expiring 10/05/23	CGM	KRW	1,021,680	756,072	755,816	—	(256)
Expiring 10/05/23	CGM	KRW	167,730	127,116	124,083	—	(3,033)
Expiring 10/05/23	GS	KRW	556,340	418,742	411,568	—	(7,174)
Expiring 10/05/23	GS	KRW	185,160	139,124	136,977	—	(2,147)
Expiring 10/05/23	JPS	KRW	1,675,811	1,252,007	1,239,728	—	(12,279)
Expiring 10/05/23	JPS	KRW	916,200	690,976	677,784	—	(13,192)
Expiring 10/05/23	MSC	KRW	83,850	62,051	62,030	—	(21)
Expiring 11/03/23	JPS	KRW	363,160	270,450	269,013	—	(1,437)
Expiring 11/03/23	JPS	KRW	285,530	213,600	211,507	—	(2,093)
Expiring 11/03/23	JPS	KRW	86,660	64,527	64,194	—	(333)
Expiring 12/20/23	JPM	KRW	79,477	59,209	59,020	—	(189)
Swedish Krona,
Expiring 10/04/23	BARC	SEK	2,100	192,792	192,247	—	(545)
Expiring 10/04/23	BARC	SEK	1,322	121,488	121,024	—	(464)
Expiring 10/04/23	BARC	SEK	911	84,153	83,399	—	(754)
Expiring 10/04/23	BARC	SEK	78	7,168	7,141	—	(27)
Expiring 10/04/23	CGM	SEK	2,100	189,914	192,247	2,333	—
Expiring 10/04/23	GS	SEK	7,600	680,797	695,752	14,955	—
Expiring 10/04/23	GS	SEK	3,040	272,175	278,301	6,126	—
Expiring 10/04/23	GS	SEK	3,030	278,179	277,385	—	(794)
Expiring 10/04/23	GS	SEK	1,540	139,169	140,982	1,813	—
Expiring 10/04/23	GS	SEK	1,540	138,722	140,981	2,259	—
Expiring 10/04/23	GS	SEK	1,540	138,841	140,981	2,140	—
Expiring 10/04/23	GS	SEK	1,530	140,199	140,066	—	(133)
Expiring 11/03/23	BARC	SEK	10,352	957,422	948,891	—	(8,531)
Expiring 11/03/23	BARC	SEK	2,050	186,979	187,908	929	—
Expiring 11/03/23	BARC	SEK	2,020	185,834	185,159	—	(675)
Expiring 11/03/23	BNP	SEK	2,950	272,657	270,405	—	(2,252)
Expiring 11/03/23	GS	SEK	5,890	542,044	539,893	—	(2,151)
Expiring 11/03/23	JPS	SEK	3,070	275,938	281,405	5,467	—
Expiring 11/03/23	UBS	SEK	484	43,564	44,365	801	—
Expiring 11/03/23	UBS	SEK	432	38,901	39,598	697	—
Expiring 11/03/23	UBS	SEK	301	27,139	27,591	452	—
Expiring 11/03/23	UBS	SEK	301	27,136	27,590	454	—
Expiring 11/03/23	UBS	SEK	152	13,694	13,932	238	—
Expiring 12/20/23	JPM	SEK	7,600	684,284	698,639	14,355	—
Expiring 12/20/23	JPM	SEK	2,936	265,221	269,919	4,698	—
Swiss Franc,
Expiring 10/04/23	BOA	CHF	1,727	1,886,401	1,887,690	1,289	—
Expiring 10/04/23	BOA	CHF	480	524,304	524,662	358	—
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/04/23	CGM	CHF	495	$552,598	$541,058	$—	$(11,540)
Expiring 10/04/23	GS	CHF	250	279,307	273,261	—	(6,046)
Expiring 10/04/23	GS	CHF	245	275,057	267,796	—	(7,261)
Expiring 10/04/23	JPS	CHF	250	279,609	273,261	—	(6,348)
Expiring 10/04/23	JPS	CHF	245	270,934	267,796	—	(3,138)
Expiring 10/04/23	RBC	CHF	250	280,864	273,262	—	(7,602)
Expiring 10/04/23	SSB	CHF	495	556,795	541,057	—	(15,738)
Expiring 10/04/23	SSB	CHF	495	559,050	541,057	—	(17,993)
Expiring 10/04/23	SSB	CHF	495	552,813	541,057	—	(11,756)
Expiring 10/04/23	SSB	CHF	433	484,607	473,289	—	(11,318)
Expiring 10/04/23	SSB	CHF	432	483,488	472,196	—	(11,292)
Expiring 10/04/23	TD	CHF	495	558,184	541,058	—	(17,126)
Expiring 11/03/23	BNP	CHF	245	271,437	268,682	—	(2,755)
Expiring 11/03/23	CGM	CHF	245	270,613	268,683	—	(1,930)
Expiring 11/03/23	GS	CHF	375	409,747	411,249	1,502	—
Expiring 12/20/23	JPM	CHF	1,654	1,843,107	1,823,838	—	(19,269)
Expiring 12/20/23	JPM	CHF	1,314	1,487,400	1,448,553	—	(38,847)
Expiring 12/20/23	JPM	CHF	298	337,083	328,264	—	(8,819)
Expiring 12/20/23	JPM	CHF	213	239,274	234,410	—	(4,864)
Thai Baht,
Expiring 10/04/23	BARC	THB	22,376	612,538	614,768	2,230	—
Expiring 10/04/23	BARC	THB	10,696	292,800	293,866	1,066	—
Turkish Lira,
Expiring 10/04/23	BARC	TRY	2,500	91,208	90,442	—	(766)
Expiring 10/04/23	BARC	TRY	1,159	42,554	41,929	—	(625)
Expiring 10/04/23	BARC	TRY	996	36,579	36,032	—	(547)
				$156,328,346	$155,353,538	264,582	(1,239,390)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	GS	AUD	433	$278,536	$278,446	$90	$—
Expiring 10/04/23	GS	AUD	432	277,807	277,803	4	—
Expiring 10/04/23	JPS	AUD	215	138,863	138,259	604	—
Expiring 10/04/23	JPS	AUD	215	138,601	138,258	343	—
Expiring 10/04/23	JPS	AUD	215	138,402	138,259	143	—
Expiring 10/04/23	JPS	AUD	105	66,996	67,521	—	(525)
Expiring 10/04/23	MSC	AUD	2,649	1,719,667	1,703,471	16,196	—
Expiring 10/04/23	MSC	AUD	645	414,962	414,775	187	—
Expiring 10/04/23	MSC	AUD	128	83,028	82,312	716	—
Expiring 10/04/23	MSC	AUD	123	79,849	79,097	752	—
Expiring 10/04/23	SSB	AUD	860	555,025	553,033	1,992	—
Expiring 10/04/23	SSB	AUD	127	82,272	81,668	604	—
Expiring 10/04/23	TD	AUD	2,655	1,701,059	1,707,330	—	(6,271)
Expiring 10/04/23	UBS	AUD	875	558,785	562,680	—	(3,895)
Expiring 10/04/23	UBS	AUD	865	557,204	556,249	955	—
Expiring 10/04/23	UBS	AUD	430	277,617	276,517	1,100	—
Expiring 10/04/23	UBS	AUD	215	138,885	138,258	627	—
Expiring 10/04/23	UBS	AUD	215	138,646	138,258	388	—
Expiring 10/04/23	UBS	AUD	215	138,625	138,259	366	—
Expiring 11/03/23	BNP	AUD	1,060	681,415	682,398	—	(983)
Expiring 11/03/23	BNP	AUD	840	540,578	540,768	—	(190)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/03/23	BNP	AUD	110	$71,120	$70,815	$305	$—
Expiring 11/03/23	TD	AUD	2,368	1,518,748	1,524,451	—	(5,703)
Expiring 11/03/23	TD	AUD	123	78,888	79,184	—	(296)
Expiring 11/08/23	BOA	AUD	4,279	2,773,053	2,755,201	17,852	—
Expiring 12/20/23	JPM	AUD	1,172	751,382	755,722	—	(4,340)
Expiring 12/20/23	JPM	AUD	203	131,001	130,962	39	—
Expiring 12/20/23	JPM	AUD	202	129,801	130,233	—	(432)
Expiring 12/20/23	JPM	AUD	22	14,171	14,231	—	(60)
Brazilian Real,
Expiring 10/03/23	BOA	BRL	1,748	349,069	347,524	1,545	—
Expiring 10/03/23	CGM	BRL	1,748	348,415	347,524	891	—
Expiring 10/03/23	JPM	BRL	3,326	675,123	661,274	13,849	—
Expiring 11/03/23	JPS	BRL	395	77,795	78,195	—	(400)
British Pound,
Expiring 10/04/23	BARC	GBP	2,247	2,842,340	2,741,643	100,697	—
Expiring 10/04/23	BARC	GBP	1,788	2,261,729	2,181,602	80,127	—
Expiring 10/04/23	BARC	GBP	888	1,123,275	1,083,480	39,795	—
Expiring 10/04/23	BARC	GBP	335	415,537	408,745	6,792	—
Expiring 10/04/23	BMO	GBP	118	146,443	143,976	2,467	—
Expiring 10/04/23	BNP	GBP	222	282,599	270,870	11,729	—
Expiring 10/04/23	CGM	GBP	334	423,701	407,526	16,175	—
Expiring 10/04/23	CWMC	GBP	302	377,201	368,481	8,720	—
Expiring 10/04/23	HSBCS	GBP	152	187,848	185,460	2,388	—
Expiring 10/04/23	SSB	GBP	303	378,290	369,701	8,589	—
Expiring 10/04/23	UBS	GBP	120	148,521	146,416	2,105	—
Expiring 10/30/23	JPM	GBP	2,757	3,520,556	3,365,056	155,500	—
Expiring 10/30/23	JPM	GBP	273	347,208	332,713	14,495	—
Expiring 10/30/23	JPM	GBP	101	125,385	123,412	1,973	—
Expiring 11/03/23	BNP	GBP	152	184,644	185,495	—	(851)
Expiring 11/03/23	BOA	GBP	68	82,893	82,985	—	(92)
Expiring 11/03/23	TD	GBP	2,282	2,792,287	2,784,866	7,421	—
Expiring 11/03/23	TD	GBP	2,140	2,618,534	2,611,575	6,959	—
Expiring 11/03/23	TD	GBP	1,015	1,241,968	1,238,667	3,301	—
Expiring 11/17/23	CITI	GBP	4,015	5,006,175	4,899,870	106,305	—
Expiring 12/20/23	JPM	GBP	1,108	1,368,568	1,352,659	15,909	—
Expiring 12/20/23	JPM	GBP	713	888,907	870,344	18,563	—
Expiring 12/20/23	JPM	GBP	548	674,489	669,567	4,922	—
Expiring 12/20/23	JPM	GBP	428	524,005	522,119	1,886	—
Expiring 12/20/23	JPM	GBP	212	265,221	259,226	5,995	—
Expiring 12/20/23	JPM	GBP	212	264,895	259,163	5,732	—
Expiring 12/20/23	JPM	GBP	210	256,987	256,822	165	—
Expiring 12/20/23	JPM	GBP	90	112,015	109,778	2,237	—
Expiring 12/20/23	JPM	GBP	45	55,000	55,219	—	(219)
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	375	277,149	276,111	1,038	—
Expiring 10/04/23	BARC	CAD	115	84,465	84,674	—	(209)
Expiring 10/04/23	BNP	CAD	375	277,566	276,111	1,455	—
Expiring 10/04/23	CGM	CAD	110	81,155	80,992	163	—
Expiring 10/04/23	DB	CAD	3,817	2,823,920	2,810,434	13,486	—
Expiring 10/04/23	GS	CAD	380	280,893	279,792	1,101	—
Expiring 10/04/23	GS	CAD	375	277,318	276,110	1,208	—
Expiring 10/04/23	GS	CAD	375	279,885	276,110	3,775	—
Expiring 10/04/23	GS	CAD	375	278,971	276,111	2,860	—
Expiring 10/04/23	JPS	CAD	375	277,287	276,110	1,177	—
Expiring 10/04/23	JPS	CAD	190	140,459	139,896	563	—
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/23	RBC	CAD	370	$274,203	$272,429	$1,774	$—
Expiring 10/04/23	SSB	CAD	375	279,780	276,111	3,669	—
Expiring 10/04/23	TD	CAD	1,341	992,966	987,371	5,595	—
Expiring 10/27/23	BNYM	CAD	322	238,109	236,818	1,291	—
Expiring 10/27/23	MSC	CAD	4,487	3,313,492	3,305,054	8,438	—
Expiring 11/03/23	JPS	CAD	1,388	1,023,824	1,022,412	1,412	—
Expiring 11/03/23	TD	CAD	3,817	2,827,544	2,811,632	15,912	—
Expiring 11/03/23	TD	CAD	317	234,826	233,505	1,321	—
Expiring 11/20/23	JPM	CAD	213	157,346	157,206	140	—
Expiring 12/20/23	JPM	CAD	644	477,246	474,453	2,793	—
Expiring 12/20/23	JPM	CAD	525	389,403	386,941	2,462	—
Expiring 12/20/23	JPM	CAD	151	112,000	111,019	981	—
Expiring 12/20/23	JPM	CAD	135	99,273	99,817	—	(544)
Chilean Peso,
Expiring 10/02/23	JPM	CLP	49,375	58,501	55,554	2,947	—
Expiring 10/02/23	JPM	CLP	29,335	34,541	33,007	1,534	—
Expiring 10/02/23	JPM	CLP	26,032	29,523	29,290	233	—
Expiring 10/02/23	JPM	CLP	18,129	20,254	20,398	—	(144)
Expiring 10/02/23	JPM	CLP	14,422	16,758	16,227	531	—
Expiring 10/04/23	DB	CLP	146,760	171,081	165,110	5,971	—
Expiring 10/04/23	DB	CLP	61,247	71,397	68,905	2,492	—
Expiring 11/03/23	CGM	CLP	146,760	161,431	164,717	—	(3,286)
Expiring 11/03/23	CGM	CLP	61,247	67,370	68,741	—	(1,371)
Expiring 12/07/23	JPM	CLP	83,706	92,462	93,695	—	(1,233)
Expiring 12/20/23	JPM	CLP	18,177	20,305	20,325	—	(20)
Chinese Renminbi,
Expiring 10/10/23	BNP	CNH	3,808	522,557	522,011	546	—
Expiring 10/10/23	MSC	CNH	773	106,374	105,965	409	—
Expiring 10/10/23	MSC	CNH	461	62,679	63,195	—	(516)
Expiring 10/10/23	SSB	CNH	456	62,393	62,510	—	(117)
Expiring 11/03/23	SCS	CNH	656	89,651	90,013	—	(362)
Expiring 11/03/23	SCS	CNH	541	73,934	74,232	—	(298)
Expiring 12/20/23	JPM	CNH	867	118,415	119,284	—	(869)
Expiring 01/11/24	MSC	CNH	677	93,117	93,179	—	(62)
Expiring 01/24/24	BOA	CNH	1,109	167,144	152,873	14,271	—
Expiring 04/10/24	BOA	CNH	1,109	164,851	153,680	11,171	—
Colombian Peso,
Expiring 10/04/23	BNP	COP	987,362	239,706	241,717	—	(2,011)
Expiring 10/04/23	BNP	COP	330,623	80,634	80,940	—	(306)
Expiring 10/04/23	BOA	COP	440,832	107,809	107,920	—	(111)
Expiring 10/04/23	CGM	COP	330,623	80,719	80,941	—	(222)
Expiring 10/05/23	JPM	COP	201,244	50,749	49,255	1,494	—
Expiring 11/03/23	BNP	COP	296,209	71,651	71,848	—	(197)
Expiring 11/03/23	BOA	COP	394,944	95,781	95,798	—	(17)
Expiring 11/03/23	CGM	COP	296,209	71,726	71,849	—	(123)
Czech Koruna,
Expiring 10/04/23	BARC	CZK	499	21,693	21,623	70	—
Expiring 10/04/23	JPS	CZK	5,051	227,260	218,868	8,392	—
Expiring 10/04/23	JPS	CZK	2,181	98,130	94,506	3,624	—
Expiring 10/04/23	UBS	CZK	710	30,869	30,765	104	—
Expiring 11/03/23	BARC	CZK	5,051	219,310	218,596	714	—
Expiring 11/03/23	JPS	CZK	710	30,546	30,728	—	(182)
Expiring 11/15/23	JPM	CZK	1,838	83,264	79,516	3,748	—
Expiring 12/20/23	JPM	CZK	2,770	121,337	119,813	1,524	—
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 10/04/23	DB	DKK	2,935	$429,627	$416,154	$13,473	$—
Expiring 11/03/23	DB	DKK	2,935	418,038	416,828	1,210	—
Expiring 11/13/23	JPM	DKK	626	91,870	89,020	2,850	—
Euro,
Expiring 10/04/23	BARC	EUR	520	554,356	549,881	4,475	—
Expiring 10/04/23	BARC	EUR	260	277,376	274,940	2,436	—
Expiring 10/04/23	BARC	EUR	259	278,837	273,883	4,954	—
Expiring 10/04/23	BARC	EUR	181	194,667	191,400	3,267	—
Expiring 10/04/23	BARC	EUR	93	99,230	98,344	886	—
Expiring 10/04/23	BNP	EUR	176	188,422	186,113	2,309	—
Expiring 10/04/23	BNP	EUR	175	185,941	185,056	885	—
Expiring 10/04/23	CA	EUR	103	110,484	108,919	1,565	—
Expiring 10/04/23	CGM	EUR	54	57,590	57,103	487	—
Expiring 10/04/23	DB	EUR	17,907	19,524,464	18,936,000	588,464	—
Expiring 10/04/23	DB	EUR	2,519	2,672,306	2,663,750	8,556	—
Expiring 10/04/23	DB	EUR	1,998	2,178,471	2,112,812	65,659	—
Expiring 10/04/23	GS	EUR	129	141,244	136,413	4,831	—
Expiring 10/04/23	HSBCS	EUR	101	108,302	106,804	1,498	—
Expiring 10/04/23	JPS	EUR	772	835,080	816,362	18,718	—
Expiring 10/04/23	JPS	EUR	520	554,421	549,881	4,540	—
Expiring 10/04/23	JPS	EUR	515	557,288	544,594	12,694	—
Expiring 10/04/23	JPS	EUR	260	278,731	274,941	3,790	—
Expiring 10/04/23	JPS	EUR	260	277,938	274,941	2,997	—
Expiring 10/04/23	JPS	EUR	259	277,676	273,883	3,793	—
Expiring 10/04/23	JPS	EUR	142	152,570	150,160	2,410	—
Expiring 10/04/23	JPS	EUR	94	100,307	99,401	906	—
Expiring 10/04/23	MSC	EUR	449	484,989	474,801	10,188	—
Expiring 10/04/23	MSC	EUR	435	467,626	459,996	7,630	—
Expiring 10/04/23	SSB	EUR	258	277,092	272,825	4,267	—
Expiring 10/04/23	UBS	EUR	202	219,822	213,608	6,214	—
Expiring 10/04/23	UBS	EUR	145	154,759	153,332	1,427	—
Expiring 10/12/23	JPM	EUR	6,403	7,069,459	6,773,170	296,289	—
Expiring 10/12/23	JPM	EUR	3,562	3,944,315	3,767,970	176,345	—
Expiring 10/12/23	JPM	EUR	1,728	1,871,620	1,828,085	43,535	—
Expiring 10/12/23	JPM	EUR	1,311	1,402,384	1,386,447	15,937	—
Expiring 10/12/23	JPM	EUR	484	534,405	512,413	21,992	—
Expiring 10/12/23	JPM	EUR	290	321,587	306,258	15,329	—
Expiring 10/12/23	JPM	EUR	207	225,444	219,482	5,962	—
Expiring 10/27/23	JPM	EUR	4,321	4,701,920	4,573,636	128,284	—
Expiring 11/03/23	BARC	EUR	175	185,635	185,295	340	—
Expiring 11/03/23	BARC	EUR	175	185,502	185,294	208	—
Expiring 11/03/23	DB	EUR	17,639	18,735,670	18,676,654	59,016	—
Expiring 11/03/23	DB	EUR	3,194	3,392,581	3,381,895	10,686	—
Expiring 11/03/23	JPS	EUR	109	115,039	115,412	—	(373)
Expiring 11/03/23	MSC	EUR	100	106,172	105,883	289	—
Expiring 11/09/23	JPM	EUR	5,631	6,055,937	5,963,498	92,439	—
Expiring 12/06/23	JPM	EUR	11,851	12,693,882	12,568,097	125,785	—
Expiring 12/06/23	JPM	EUR	74	78,269	78,107	162	—
Expiring 12/20/23	JPM	EUR	641	688,515	679,966	8,549	—
Expiring 12/20/23	JPM	EUR	506	544,180	537,174	7,006	—
Expiring 12/20/23	JPM	EUR	368	393,004	390,456	2,548	—
Expiring 12/20/23	JPM	EUR	244	259,602	259,017	585	—
Expiring 12/20/23	JPM	EUR	209	224,595	221,339	3,256	—
Expiring 12/20/23	JPM	EUR	186	199,395	197,688	1,707	—
Expiring 12/20/23	JPM	EUR	149	159,516	158,421	1,095	—
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/23	JPM	EUR	106	$113,000	$112,186	$814	$—
Expiring 12/20/23	JPM	EUR	90	96,018	95,372	646	—
Expiring 12/20/23	JPM	EUR	52	55,000	55,262	—	(262)
Expiring 12/20/23	JPM	EUR	52	54,859	55,197	—	(338)
Hong Kong Dollar,
Expiring 10/04/23	SCS	HKD	1,045	133,482	133,458	24	—
Expiring 04/12/24	SCS	HKD	2,045	263,266	262,173	1,093	—
Expiring 05/09/24	SCS	HKD	2,020	259,750	259,105	645	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	76,882	218,856	208,538	10,318	—
Expiring 10/04/23	BARC	HUF	55,033	149,106	149,274	—	(168)
Expiring 11/03/23	BARC	HUF	76,882	207,121	207,353	—	(232)
Expiring 11/03/23	GS	HUF	26,600	71,413	71,741	—	(328)
Indian Rupee,
Expiring 10/04/23	BNP	INR	3,802	45,626	45,746	—	(120)
Expiring 10/04/23	DB	INR	45,612	548,155	548,803	—	(648)
Expiring 10/04/23	JPS	INR	17,622	212,165	212,028	137	—
Expiring 10/04/23	JPS	INR	12,728	152,797	153,143	—	(346)
Expiring 10/04/23	MSC	INR	17,632	212,285	212,148	137	—
Expiring 10/04/23	SCS	INR	14,160	170,483	170,373	110	—
Indonesian Rupiah,
Expiring 10/04/23	MSC	IDR	9,213,604	605,342	595,393	9,949	—
Expiring 10/12/23	MSC	IDR	5,296,346	351,870	342,067	9,803	—
Expiring 10/12/23	SCB	IDR	2,069,766	135,713	133,676	2,037	—
Expiring 11/03/23	BARC	IDR	9,213,604	593,030	594,953	—	(1,923)
Expiring 11/03/23	GS	IDR	1,067,000	68,830	68,900	—	(70)
Expiring 12/13/23	JPM	IDR	5,832,999	382,920	376,441	6,479	—
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	250	65,603	65,560	43	—
Expiring 10/04/23	BNP	ILS	1,535	404,830	402,539	2,291	—
Expiring 10/04/23	BNP	ILS	1,166	307,512	305,772	1,740	—
Expiring 10/04/23	CGM	ILS	160	42,025	41,958	67	—
Expiring 10/04/23	GS	ILS	205	53,865	53,759	106	—
Expiring 11/03/23	BNP	ILS	1,500	392,676	393,908	—	(1,232)
Expiring 11/03/23	BNP	ILS	1,022	267,543	268,382	—	(839)
Expiring 11/27/23	JPM	ILS	538	142,285	141,512	773	—
Japanese Yen,
Expiring 10/04/23	BNP	JPY	704,108	4,836,542	4,715,391	121,151	—
Expiring 10/04/23	BNP	JPY	430,254	2,886,086	2,881,399	4,687	—
Expiring 10/04/23	BNP	JPY	25,500	173,505	170,773	2,732	—
Expiring 10/04/23	DB	JPY	81,300	559,628	544,463	15,165	—
Expiring 10/04/23	DB	JPY	41,000	282,607	274,576	8,031	—
Expiring 10/04/23	DB	JPY	41,000	282,593	274,576	8,017	—
Expiring 10/04/23	GS	JPY	81,400	560,316	545,133	15,183	—
Expiring 10/04/23	GS	JPY	81,300	551,894	544,464	7,430	—
Expiring 10/04/23	GS	JPY	61,500	419,295	411,864	7,431	—
Expiring 10/04/23	HSBCS	JPY	101,600	689,880	680,412	9,468	—
Expiring 10/04/23	HSBCS	JPY	81,700	556,395	547,142	9,253	—
Expiring 10/04/23	HSBCS	JPY	40,900	281,377	273,906	7,471	—
Expiring 10/04/23	JPS	JPY	20,500	141,398	137,288	4,110	—
Expiring 10/04/23	MSC	JPY	81,300	559,232	544,464	14,768	—
Expiring 10/04/23	TD	JPY	40,600	275,846	271,897	3,949	—
Expiring 10/19/23	BNYM	JPY	56,724	392,714	380,924	11,790	—
Expiring 10/19/23	MSC	JPY	792,690	5,526,869	5,323,258	203,611	—
Expiring 10/23/23	CA	JPY	713,000	5,159,157	4,791,703	367,454	—
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/02/23	BNP	JPY	689,008	$4,643,174	$4,638,360	$4,814	$—
Expiring 11/02/23	CA	JPY	58,004	391,990	390,479	1,511	—
Expiring 11/02/23	DB	JPY	40,400	273,370	271,970	1,400	—
Expiring 11/02/23	GS	JPY	101,000	684,134	679,926	4,208	—
Expiring 11/02/23	GS	JPY	50,350	339,340	338,953	387	—
Expiring 11/02/23	MSC	JPY	80,700	546,138	543,268	2,870	—
Expiring 11/02/23	MSC	JPY	50,350	339,222	338,953	269	—
Expiring 11/13/23	BMO	JPY	209,200	1,463,687	1,410,559	53,128	—
Expiring 11/20/23	JPM	JPY	439,585	3,063,596	2,966,963	96,633	—
Expiring 11/22/23	JPM	JPY	2,261,354	15,590,516	15,267,336	323,180	—
Expiring 12/20/23	JPM	JPY	17,099	117,945	116,019	1,926	—
Expiring 12/26/23	BNP	JPY	341,600	2,336,627	2,320,401	16,226	—
Malaysian Ringgit,
Expiring 10/04/23	HSBCS	MYR	1,922	414,716	410,302	4,414	—
Expiring 11/03/23	BNP	MYR	1,922	409,533	411,244	—	(1,711)
Expiring 01/11/24	MSC	MYR	1,866	402,390	401,073	1,317	—
Mexican Peso,
Expiring 10/04/23	BARC	MXN	2,820	165,021	161,682	3,339	—
Expiring 10/04/23	BNP	MXN	1,890	110,013	108,361	1,652	—
Expiring 10/04/23	BNP	MXN	84	4,865	4,816	49	—
Expiring 10/04/23	BOA	MXN	4,740	275,362	271,763	3,599	—
Expiring 10/04/23	BOA	MXN	615	35,718	35,260	458	—
Expiring 10/04/23	CA	MXN	4,750	277,453	272,336	5,117	—
Expiring 10/04/23	CA	MXN	615	35,736	35,260	476	—
Expiring 10/04/23	GS	MXN	9,490	553,563	544,101	9,462	—
Expiring 10/04/23	GS	MXN	855	49,243	49,021	222	—
Expiring 10/04/23	GS	MXN	700	40,542	40,134	408	—
Expiring 10/04/23	GS	MXN	700	40,495	40,134	361	—
Expiring 10/04/23	GS	MXN	700	40,649	40,134	515	—
Expiring 10/04/23	GS	MXN	700	40,512	40,134	378	—
Expiring 10/04/23	GS	MXN	700	40,555	40,134	421	—
Expiring 10/04/23	GS	MXN	690	40,237	39,560	677	—
Expiring 10/04/23	GS	MXN	685	39,870	39,274	596	—
Expiring 10/04/23	GS	MXN	583	33,922	33,426	496	—
Expiring 10/04/23	GS	MXN	583	33,868	33,426	442	—
Expiring 10/04/23	GS	MXN	422	24,433	24,195	238	—
Expiring 10/04/23	GS	MXN	338	19,558	19,379	179	—
Expiring 10/04/23	HSBCS	MXN	2,160	122,256	123,842	—	(1,586)
Expiring 10/04/23	HSBCS	MXN	855	49,185	49,020	165	—
Expiring 10/04/23	HSBCS	MXN	355	20,730	20,354	376	—
Expiring 10/04/23	MSC	MXN	12,597	748,454	722,237	26,217	—
Expiring 10/04/23	MSC	MXN	1,848	109,799	105,953	3,846	—
Expiring 10/04/23	SSB	MXN	2,930	168,129	167,989	140	—
Expiring 10/04/23	SSB	MXN	685	39,869	39,273	596	—
Expiring 10/04/23	UBS	MXN	37,790	2,245,235	2,166,654	78,581	—
Expiring 10/04/23	UBS	MXN	5,545	329,448	317,918	11,530	—
Expiring 10/04/23	UBS	MXN	2,880	167,155	165,122	2,033	—
Expiring 11/03/23	BARC	MXN	19,393	1,094,154	1,106,051	—	(11,897)
Expiring 11/03/23	BARC	MXN	2,218	125,140	126,501	—	(1,361)
Expiring 11/03/23	BARC	MXN	1,610	90,269	91,824	—	(1,555)
Expiring 11/03/23	JPS	MXN	540	30,153	30,798	—	(645)
Expiring 11/03/23	SSB	MXN	12,928	738,186	737,329	857	—
Expiring 11/03/23	SSB	MXN	1,479	84,451	84,353	98	—
Expiring 11/03/23	UBS	MXN	19,393	1,087,921	1,106,051	—	(18,130)
Expiring 11/03/23	UBS	MXN	2,218	124,427	126,501	—	(2,074)
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 11/16/23	BNYM	MXN	5,235	$301,940	$297,941	$3,999	$—
Expiring 11/16/23	BNYM	MXN	4,728	272,741	269,098	3,643	—
Expiring 11/16/23	BNYM	MXN	2,117	119,261	120,472	—	(1,211)
Expiring 11/16/23	BNYM	MXN	1,528	85,694	86,970	—	(1,276)
Expiring 11/16/23	BNYM	MXN	1,324	76,730	75,337	1,393	—
Expiring 11/16/23	BNYM	MXN	1,018	57,563	57,938	—	(375)
Expiring 12/20/23	JPM	MXN	1,841	103,121	104,184	—	(1,063)
New Taiwanese Dollar,
Expiring 10/04/23	BOA	TWD	2,000	62,276	62,062	214	—
Expiring 10/04/23	JPS	TWD	5,305	165,213	164,619	594	—
Expiring 11/03/23	BARC	TWD	1,615	50,118	50,328	—	(210)
Expiring 11/03/23	JPS	TWD	2,250	70,115	70,116	—	(1)
New Zealand Dollar,
Expiring 10/04/23	BNP	NZD	235	138,795	140,847	—	(2,052)
Expiring 10/04/23	BOA	NZD	468	276,307	280,495	—	(4,188)
Expiring 10/04/23	HSBCS	NZD	315	187,171	188,795	—	(1,624)
Expiring 10/04/23	HSBCS	NZD	315	186,179	188,795	—	(2,616)
Expiring 10/04/23	MSC	NZD	2,317	1,383,330	1,388,692	—	(5,362)
Expiring 10/04/23	MSC	NZD	935	552,590	560,392	—	(7,802)
Expiring 10/04/23	MSC	NZD	652	382,463	390,776	—	(8,313)
Expiring 10/04/23	MSC	NZD	533	312,966	319,453	—	(6,487)
Expiring 10/04/23	SSB	NZD	235	138,791	140,847	—	(2,056)
Expiring 10/04/23	TD	NZD	1,671	994,913	1,001,512	—	(6,599)
Expiring 10/04/23	UBS	NZD	703	418,861	421,343	—	(2,482)
Expiring 10/04/23	UBS	NZD	702	417,703	420,743	—	(3,040)
Expiring 10/04/23	UBS	NZD	467	275,715	279,896	—	(4,181)
Expiring 10/04/23	UBS	NZD	175	102,806	104,886	—	(2,080)
Expiring 11/03/23	BNP	NZD	1,147	681,910	687,462	—	(5,552)
Expiring 11/03/23	BNP	NZD	685	408,260	410,559	—	(2,299)
Expiring 11/03/23	BNP	NZD	508	304,596	304,473	123	—
Expiring 11/03/23	GS	NZD	1,140	679,494	683,267	—	(3,773)
Expiring 11/03/23	GS	NZD	225	134,814	134,855	—	(41)
Expiring 11/03/23	JPS	NZD	1,148	682,215	688,062	—	(5,847)
Expiring 11/03/23	JPS	NZD	465	277,127	278,701	—	(1,574)
Expiring 11/03/23	MSC	NZD	455	271,064	272,707	—	(1,643)
Expiring 11/03/23	MSC	NZD	225	134,972	134,855	117	—
Expiring 11/03/23	TD	NZD	2,187	1,302,133	1,310,792	—	(8,659)
Expiring 11/03/23	UBS	NZD	622	372,605	372,799	—	(194)
Expiring 11/03/23	UBS	NZD	75	44,792	44,952	—	(160)
Expiring 11/03/23	UBS	NZD	73	43,652	43,753	—	(101)
Expiring 11/03/23	UBS	NZD	41	24,532	24,574	—	(42)
Expiring 11/03/23	UBS	NZD	41	24,518	24,574	—	(56)
Expiring 11/03/23	UBS	NZD	20	11,963	11,987	—	(24)
Expiring 12/20/23	JPM	NZD	2,319	1,370,585	1,389,886	—	(19,301)
Expiring 12/20/23	JPM	NZD	1,089	641,664	652,958	—	(11,294)
Expiring 12/20/23	JPM	NZD	188	110,644	112,813	—	(2,169)
Expiring 12/20/23	JPM	NZD	115	68,086	68,928	—	(842)
Expiring 12/20/23	JPM	NZD	78	46,000	46,576	—	(576)
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	6,420	606,169	600,274	5,895	—
Expiring 10/04/23	BARC	NOK	2,040	191,507	190,741	766	—
Expiring 10/04/23	CGM	NOK	2,020	189,911	188,871	1,040	—
Expiring 10/04/23	GS	NOK	5,940	558,297	555,394	2,903	—
Expiring 10/04/23	GS	NOK	4,500	419,991	420,752	—	(761)
Expiring 10/04/23	JPS	NOK	2,950	272,303	275,827	—	(3,524)
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/04/23	JPS	NOK	1,620	$152,126	$151,471	$655	$—
Expiring 10/04/23	UBS	NOK	2,125	200,132	198,689	1,443	—
Expiring 11/03/23	UBS	NOK	7,712	726,920	721,690	5,230	—
Expiring 11/03/23	UBS	NOK	343	31,995	32,098	—	(103)
Expiring 11/03/23	UBS	NOK	300	27,997	28,074	—	(77)
Expiring 11/03/23	UBS	NOK	143	13,344	13,382	—	(38)
Expiring 11/03/23	UBS	NOK	143	13,366	13,382	—	(16)
Expiring 11/03/23	UBS	NOK	143	13,356	13,382	—	(26)
Expiring 11/03/23	UBS	NOK	143	13,360	13,382	—	(22)
Expiring 11/03/23	UBS	NOK	14	1,309	1,310	—	(1)
Expiring 12/20/23	JPM	NOK	3,052	285,670	285,972	—	(302)
Expiring 12/20/23	JPM	NOK	2,825	265,221	264,745	476	—
Expiring 12/20/23	JPM	NOK	304	28,633	28,466	167	—
Peruvian Nuevo Sol,
Expiring 10/04/23	CGM	PEN	315	85,140	83,144	1,996	—
Expiring 10/04/23	CGM	PEN	215	56,490	56,749	—	(259)
Expiring 11/03/23	CGM	PEN	315	82,621	82,995	—	(374)
Expiring 11/03/23	CGM	PEN	250	65,892	65,869	23	—
Expiring 11/22/23	JPM	PEN	201	53,521	52,869	652	—
Philippine Peso,
Expiring 10/04/23	BARC	PHP	1,800	31,695	31,818	—	(123)
Expiring 11/03/23	BARC	PHP	1,800	31,617	31,809	—	(192)
Polish Zloty,
Expiring 10/04/23	BARC	PLN	276	63,734	63,171	563	—
Expiring 10/04/23	BNP	PLN	341	79,976	78,048	1,928	—
Expiring 10/04/23	BNP	PLN	296	71,581	67,749	3,832	—
Expiring 10/04/23	BNP	PLN	191	44,737	43,716	1,021	—
Expiring 10/04/23	BNP	PLN	83	19,382	18,997	385	—
Expiring 10/04/23	MSC	PLN	309	74,769	70,724	4,045	—
Expiring 10/04/23	TD	PLN	1,683	409,125	385,204	23,921	—
Expiring 10/04/23	TD	PLN	809	196,662	185,164	11,498	—
Expiring 10/04/23	UBS	PLN	49	11,323	11,215	108	—
Expiring 11/03/23	BARC	PLN	2,354	538,551	538,304	247	—
Expiring 11/03/23	BARC	PLN	1,683	385,039	384,863	176	—
Expiring 12/18/23	JPM	PLN	404	93,080	92,180	900	—
Romanian Leu,
Expiring 10/04/23	BNP	RON	343	75,379	72,898	2,481	—
Expiring 10/04/23	SSB	RON	236	51,837	50,156	1,681	—
Expiring 10/04/23	UBS	RON	238	52,298	50,582	1,716	—
Expiring 10/04/23	UBS	RON	230	49,046	48,882	164	—
Expiring 11/03/23	BNP	RON	343	73,102	72,849	253	—
Expiring 11/03/23	SSB	RON	236	50,301	50,123	178	—
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	569	421,041	416,330	4,711	—
Expiring 10/04/23	BARC	SGD	194	143,554	141,948	1,606	—
Expiring 10/04/23	JPS	SGD	115	84,387	84,144	243	—
Expiring 10/04/23	TD	SGD	17	12,598	12,438	160	—
Expiring 10/04/23	UBS	SGD	90	66,080	65,852	228	—
Expiring 10/16/23	JPM	SGD	219	162,622	160,598	2,024	—
Expiring 10/16/23	JPM	SGD	218	161,430	159,653	1,777	—
Expiring 11/03/23	BARC	SGD	586	430,487	429,357	1,130	—
Expiring 11/03/23	BARC	SGD	139	102,112	101,844	268	—
Expiring 12/20/23	JPM	SGD	81	59,209	59,267	—	(58)
South African Rand,
Expiring 10/04/23	BARC	ZAR	8,251	442,511	435,602	6,909	—
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/04/23	BARC	ZAR	590	$31,071	$31,149	$—	$(78)
Expiring 10/04/23	GS	ZAR	3,100	163,907	163,661	246	—
Expiring 11/03/23	GS	ZAR	3,100	162,596	163,215	—	(619)
Expiring 11/03/23	GS	ZAR	3,070	163,560	161,635	1,925	—
Expiring 11/03/23	UBS	ZAR	11,941	634,104	628,694	5,410	—
Expiring 12/20/23	JPM	ZAR	1,058	55,000	55,451	—	(451)
South Korean Won,
Expiring 10/05/23	BOA	KRW	1,675,811	1,267,609	1,239,728	27,881	—
Expiring 10/05/23	BOA	KRW	1,107,070	840,026	818,986	21,040	—
Expiring 10/05/23	CGM	KRW	1,105,550	832,304	817,861	14,443	—
Expiring 10/05/23	CGM	KRW	83,860	63,143	62,038	1,105	—
Expiring 10/05/23	GS	KRW	573,770	424,606	424,462	144	—
Expiring 10/05/23	GS	KRW	167,730	126,885	124,083	2,802	—
Expiring 10/05/23	JPS	KRW	1,675,811	1,240,147	1,239,728	419	—
Expiring 10/05/23	JPS	KRW	546,810	404,655	404,518	137	—
Expiring 10/05/23	JPS	KRW	285,530	213,321	211,229	2,092	—
Expiring 10/05/23	JPS	KRW	83,860	63,005	62,038	967	—
Expiring 10/05/23	MSC	KRW	83,850	62,892	62,030	862	—
Expiring 10/26/23	BOA	KRW	2,089,290	1,594,537	1,546,972	47,565	—
Expiring 10/26/23	HSBCS	KRW	7,165,363	5,619,918	5,305,446	314,472	—
Expiring 10/26/23	MSC	KRW	873,922	671,896	647,077	24,819	—
Expiring 10/31/23	JPM	KRW	149,559	112,000	110,769	1,231	—
Expiring 11/03/23	JPS	KRW	1,675,811	1,253,646	1,241,365	12,281	—
Expiring 11/06/23	JPM	KRW	76,710	56,789	56,833	—	(44)
Expiring 12/13/23	JPM	KRW	149,928	114,224	111,295	2,929	—
Expiring 12/20/23	JPM	KRW	74,528	55,502	55,344	158	—
Expiring 12/20/23	JPM	KRW	3,962	2,984	2,942	42	—
Swedish Krona,
Expiring 10/04/23	BARC	SEK	10,352	956,261	947,688	8,573	—
Expiring 10/04/23	BARC	SEK	2,070	186,513	189,500	—	(2,987)
Expiring 10/04/23	CA	SEK	989	89,567	90,539	—	(972)
Expiring 10/04/23	CGM	SEK	2,100	189,435	192,247	—	(2,812)
Expiring 10/04/23	UBS	SEK	6,180	553,883	565,757	—	(11,874)
Expiring 10/04/23	UBS	SEK	4,640	416,071	424,775	—	(8,704)
Expiring 11/03/23	BARC	SEK	911	84,255	83,504	751	—
Expiring 11/03/23	BNP	SEK	2,980	272,852	273,154	—	(302)
Expiring 11/03/23	UBS	SEK	1,250	113,463	114,579	—	(1,116)
Expiring 11/03/23	UBS	SEK	1,230	111,951	112,745	—	(794)
Expiring 12/07/23	BNYM	SEK	2,571	233,595	236,080	—	(2,485)
Expiring 12/20/23	JPM	SEK	6,334	569,364	582,234	—	(12,870)
Expiring 12/20/23	JPM	SEK	5,745	517,764	528,091	—	(10,327)
Expiring 12/20/23	JPM	SEK	1,399	128,493	128,608	—	(115)
Expiring 12/20/23	JPM	SEK	886	79,758	81,466	—	(1,708)
Expiring 12/20/23	JPM	SEK	634	57,000	58,234	—	(1,234)
Expiring 12/20/23	JPM	SEK	27	2,442	2,488	—	(46)
Swiss Franc,
Expiring 10/04/23	BARC	CHF	168	188,773	183,632	5,141	—
Expiring 10/04/23	BNP	CHF	493	558,985	538,871	20,114	—
Expiring 10/04/23	BNP	CHF	480	547,366	524,661	22,705	—
Expiring 10/04/23	BNP	CHF	7	7,982	7,651	331	—
Expiring 10/04/23	BOA	CHF	250	280,672	273,262	7,410	—
Expiring 10/04/23	GS	CHF	340	381,588	371,636	9,952	—
Expiring 10/04/23	JPS	CHF	1,240	1,387,846	1,355,377	32,469	—
Expiring 10/04/23	JPS	CHF	745	833,157	814,319	18,838	—
Expiring 10/04/23	JPS	CHF	370	413,197	404,427	8,770	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/04/23	JPS	CHF	250	$279,990	$273,261	$6,729	$—
Expiring 10/04/23	JPS	CHF	250	279,819	273,262	6,557	—
Expiring 10/04/23	JPS	CHF	170	189,911	185,818	4,093	—
Expiring 10/04/23	JPS	CHF	170	187,877	185,818	2,059	—
Expiring 10/04/23	JPS	CHF	168	187,731	183,632	4,099	—
Expiring 10/04/23	JPS	CHF	167	184,431	182,539	1,892	—
Expiring 10/04/23	JPS	CHF	167	186,266	182,539	3,727	—
Expiring 10/04/23	SSB	CHF	370	418,973	404,426	14,547	—
Expiring 10/04/23	SSB	CHF	245	276,603	267,796	8,807	—
Expiring 10/04/23	SSB	CHF	245	277,538	267,796	9,742	—
Expiring 10/04/23	UBS	CHF	492	557,975	537,778	20,197	—
Expiring 11/02/23	BARC	CHF	168	183,140	184,219	—	(1,079)
Expiring 11/03/23	BARC	CHF	168	184,899	184,239	660	—
Expiring 11/03/23	BARC	CHF	167	183,432	183,143	289	—
Expiring 11/03/23	BOA	CHF	1,727	1,892,385	1,893,938	—	(1,553)
Expiring 11/03/23	BOA	CHF	480	525,967	526,399	—	(432)
Expiring 12/04/23	JPM	CHF	803	908,690	884,016	24,674	—
Expiring 12/20/23	JPM	CHF	2,086	2,326,096	2,300,942	25,154	—
Expiring 12/20/23	JPM	CHF	353	389,403	389,135	268	—
Expiring 12/20/23	JPM	CHF	100	111,540	110,445	1,095	—
Expiring 12/20/23	JPM	CHF	100	113,000	110,597	2,403	—
Expiring 12/20/23	JPM	CHF	51	56,999	55,810	1,189	—
Expiring 12/20/23	JPM	CHF	50	57,000	55,605	1,395	—
Thai Baht,
Expiring 10/04/23	BARC	THB	14,953	428,330	410,825	17,505	—
Expiring 10/04/23	BARC	THB	7,656	219,307	210,344	8,963	—
Expiring 10/04/23	BARC	THB	3,040	84,562	83,522	1,040	—
Expiring 10/04/23	GS	THB	3,296	91,663	90,556	1,107	—
Expiring 10/04/23	UBS	THB	4,127	114,306	113,386	920	—
Expiring 10/11/23	BNYM	THB	9,358	270,951	257,250	13,701	—
Expiring 11/03/23	BARC	THB	22,376	613,630	616,389	—	(2,759)
Expiring 11/03/23	BARC	THB	10,696	293,322	294,641	—	(1,319)
Expiring 12/20/23	JPM	THB	6,949	197,310	192,272	5,038	—
Turkish Lira,
Expiring 10/04/23	BARC	TRY	2,500	91,559	90,442	1,117	—
				$292,692,166	$287,899,382	5,074,800	(282,016)
						$5,339,382	$(1,521,406)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/20/23	Buy	CAD	153	EUR	106	$408	$—	JPM
12/20/23	Buy	CAD	425	EUR	296	—	(1,048)	JPM
12/20/23	Buy	CHF	424	EUR	447	—	(6,802)	JPM
12/20/23	Buy	EUR	53	NZD	95	—	(675)	JPM
12/20/23	Buy	EUR	53	NZD	96	—	(1,202)	JPM
12/20/23	Buy	EUR	53	SEK	633	—	(1,944)	JPM
12/20/23	Buy	EUR	54	MXN	1,007	171	—	JPM
12/20/23	Buy	EUR	114	JPY	17,815	—	—	JPM
12/20/23	Buy	EUR	535	CHF	510	5,371	—	JPM
12/20/23	Buy	ILS	425	EUR	105	494	—	JPM
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2023 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
12/20/23	Buy	MXN	1,012	EUR	54	$118	$—	JPM
12/20/23	Buy	NZD	93	AUD	86	81	—	JPM
12/20/23	Buy	SEK	2,850	EUR	245	2,387	—	JPM
						$9,030	$(11,671)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
BASF SE	06/20/28	1.000%(Q)	EUR 150	$(2,463)	$(1,958)	$505
Next Group PLC	06/20/28	1.000%(Q)	EUR 125	585	39	(546)
			$(1,878)	$(1,919)	$(41)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Cellnex Telecom S.A.	12/20/28	5.000%(Q)	EUR	250	1.809%	$36,620	$39,346	$2,726
Republic of Chile	12/20/28	1.000%(Q)		240	0.729%	4,022	3,072	(950)
Republic of Indonesia	12/20/28	1.000%(Q)		260	0.931%	1,786	899	(887)
Republic of Peru	12/20/28	1.000%(Q)		160	0.853%	1,292	1,131	(161)
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.569%	346	449	103
United Mexican States	12/20/28	1.000%(Q)		410	1.260%	(4,515)	(4,730)	(215)
						$39,551	$40,167	$616

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
iTraxx Australia Series 40.V1	12/20/28	1.000%(Q)		1,220	$(9,771)	$(7,221)	$2,550
iTraxx Europe Series 39.V1	06/20/28	1.000%(Q)	EUR	75	(787)	(950)	(163)
					$(10,558)	$(8,171)	$2,387

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	1,825	0.392%	$9,800	$18,889	$9,089
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	1,691	0.683%	25,880	22,881	(2,999)
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	1,220	0.736%	16,557	14,987	(1,570)
					$52,237	$56,757	$4,520

A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	88	*	$(12,608)	$(6,306)	$(6,302)	DB
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,160	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(13,329)	$—	$(13,329)	MSI
EUR	1,204	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(8,182)	—	(8,182)	MSI
EUR	1,204	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(8,060)	—	(8,060)	MSI
EUR	1,195	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,581)	—	(3,581)	JPM
EUR	1,191	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,569)	—	(3,569)	JPM
A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	890	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(8,850)	$—	$(8,850)	JPM
EUR	837	09/15/28	2.619%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,328	—	3,328	MSI
EUR	1,160	02/15/33	2.325%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	24,405	—	24,405	MSI
EUR	1,204	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	18,861	—	18,861	MSI
EUR	1,204	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	17,107	—	17,107	MSI
EUR	1,195	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	10,809	—	10,809	JPM
EUR	1,191	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	10,773	—	10,773	JPM
EUR	890	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	16,457	—	16,457	JPM
EUR	837	09/15/33	2.610%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(5,266)	—	(5,266)	MSI
	520	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,348	—	1,348	JPM
	265	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	805	—	805	CITI
	675	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,051	—	2,051	JPM
	635	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,214	—	2,214	CITI
	520	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(675)	—	(675)	JPM
	675	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(946)	—	(946)	JPM
	265	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(454)	—	(454)	CITI
	635	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,879)	—	(1,879)	CITI
					$53,367	$—	$53,367
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	23,445	12/22/25	4.000%(Q)	3 Month BBSW(1)(Q)/ 4.140%	$57,254	$84,639	$27,385
AUD	7,320	05/17/26	3.500%(S)	6 Month BBSW(1)(S)/ 4.410%	59,485	82,802	23,317
AUD	1,025	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.140%	307	(7,080)	(7,387)
AUD	6,960	12/20/28	4.250%(S)	6 Month BBSW(1)(S)/ 4.410%	(6,518)	46,398	52,916
AUD	532	03/20/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	(700)	(3,749)	(3,049)
AUD	644	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.410%	944	(7,653)	(8,597)
AUD	2,140	12/20/33	4.500%(S)	6 Month BBSW(2)(S)/ 4.410%	6,223	(30,020)	(36,243)
AUD	274	03/20/34	4.469%(S)	6 Month BBSW(2)(S)/ 4.410%	(1,046)	(4,506)	(3,460)
AUD	1,690	05/17/34	4.000%(S)	6 Month BBSW(2)(S)/ 4.410%	(32,140)	(68,384)	(36,244)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)/ 0.047%	(405)	(32,946)	(32,541)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(2)(T)/ 0.047%	87	(1,655)	(1,742)
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	2,520	01/02/24	13.950%(T)	1 Day BROIS(2)(T)/ 0.047%	$(40)	$3,267	$3,307
BRL	4,270	01/02/25	11.488%(T)	1 Day BROIS(2)(T)/ 0.047%	(60)	(8,170)	(8,110)
BRL	3,160	01/02/25	12.060%(T)	1 Day BROIS(2)(T)/ 0.047%	(1,264)	(1,849)	(585)
BRL	1,750	01/02/25	12.064%(T)	1 Day BROIS(2)(T)/ 0.047%	—	2,065	2,065
BRL	1,200	01/02/25	12.713%(T)	1 Day BROIS(2)(T)/ 0.047%	—	3,315	3,315
BRL	2,050	01/02/25	13.300%(T)	1 Day BROIS(1)(T)/ 0.047%	(10)	(9,123)	(9,113)
BRL	770	01/02/26	10.850%(T)	1 Day BROIS(2)(T)/ 0.047%	23	(310)	(333)
BRL	1,183	01/04/27	8.495%(T)	1 Day BROIS(1)(T)/ 0.047%	(1,430)	21,397	22,827
BRL	1,640	01/04/27	10.286%(T)	1 Day BROIS(1)(T)/ 0.047%	—	3,845	3,845
CAD	7,660	07/10/25	4.500%(S)	1 Day CORRA(2)(S)/ 5.020%	(10,640)	(20,477)	(9,837)
CAD	19,840	12/22/25	3.750%(S)	1 Day CORRA(2)(S)/ 5.020%	(265,532)	(315,779)	(50,247)
CAD	983	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 5.020%	(627)	16,888	17,515
CAD	994	03/20/29	3.875%(S)	1 Day CORRA(1)(S)/ 5.020%	(1,455)	9,929	11,384
CAD	728	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 5.020%	(287)	(12,459)	(12,172)
CAD	440	12/20/33	3.250%(S)	1 Day CORRA(1)(S)/ 5.020%	16,731	22,791	6,060
CAD	238	03/20/34	3.781%(S)	1 Day CORRA(1)(S)/ 5.020%	(838)	4,380	5,218
CHF	3,840	12/20/25	1.750%(A)	1 Day SARON(1)(A)/ 1.715%	4,754	(5,669)	(10,423)
CHF	1,390	12/20/33	1.750%(A)	1 Day SARON(2)(A)/ 1.715%	(4,081)	(6,849)	(2,768)
CNH	13,060	12/20/25	2.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(3,900)	(4,613)	(713)
CNH	33,527	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	72,253	72,253
CNH	5,810	09/01/27	2.333%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	865	865
CNH	5,851	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	—	(18,671)	(18,671)
CNH	5,790	05/04/28	2.745%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	13,954	13,954
CNH	11,620	08/08/28	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	2,859	2,859
CNH	2,441	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	557	557
CNH	2,590	09/20/28	2.513%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,880	1,880
CNH	22,770	09/28/28	2.418%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	2,307	2,307
CNH	22,770	09/28/28	2.420%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	—	(2,308)	(2,308)
CNH	22,770	09/28/28	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,980	1,980
CNH	82,490	12/20/28	2.250%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(40,763)	(101,156)	(60,393)
CNH	3,430	12/20/28	2.432%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(150)	(150)
CNH	83,060	12/20/28	2.461%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	12,027	12,027
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)/ 3.952%	(2,385)	13,209	15,594
EUR	3,410	03/18/25	3.720%(T)	3 Month EURIBOR(1)(Q)/ 3.952%	4,256	2,385	(1,871)
EUR	2,850	12/20/25	3.500%(A)	6 Month EURIBOR(1)(S)/ 4.125%	7,997	10,577	2,580
EUR	10,750	12/22/25	3.500%(A)	1 Day EuroSTR(1)(A)/ 3.880%	(33,942)	(15,603)	18,339
EUR	3,890	12/20/26	3.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(18,731)	(28,604)	(9,873)
EUR	210	12/20/27	3.250%(A)	6 Month EURIBOR(1)(S)/ 4.125%	349	1,250	901
EUR	7,710	04/22/28	2.673%(A)	1 Day EuroSTR(2)(A)/ 3.880%	30,634	(49,020)	(79,654)
EUR	7,710	04/22/28	2.852%(A)	3 Month EURIBOR(1)(Q)/ 3.952%	(26,468)	48,766	75,234
EUR	664	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 4.125%	229	(5,881)	(6,110)
EUR	3,880	10/19/28	3.000%(A)	1 Day EuroSTR(2)(A)/ 3.880%	11,888	(22,907)	(34,795)
EUR	670	12/20/28	3.250%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(815)	3,511	4,326
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	318	03/20/29	3.094%(A)	6 Month EURIBOR(2)(S)/ 4.125%	$(588)	$(3,159)	$(2,571)
EUR	260	12/20/30	3.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	1,399	(1,509)	(2,908)
EUR	1,260	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(3,453)	44,752	48,205
EUR	90	12/20/32	3.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	637	(776)	(1,413)
EUR	474	12/20/33	2.844%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(290)	(10,548)	(10,258)
EUR	1,110	12/20/33	3.000%(A)	1 Day EuroSTR(2)(A)/ 3.880%	2,358	(17,695)	(20,053)
EUR	710	12/20/33	3.250%(A)	6 Month EURIBOR(1)(S)/ 4.125%	13,775	7,745	(6,030)
EUR	156	03/20/34	3.125%(A)	6 Month EURIBOR(2)(S)/ 4.125%	31	(3,096)	(3,127)
EUR	5,620	05/15/35	3.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(24,952)	(104,207)	(79,255)
EUR	60	12/20/35	3.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	342	(922)	(1,264)
EUR	6,580	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(251,819)	(328,385)	(76,566)
EUR	310	12/20/38	3.000%(A)	6 Month EURIBOR(1)(S)/ 4.125%	7,513	15,658	8,145
EUR	16,850	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 4.125%	681,354	863,582	182,228
EUR	290	12/20/43	3.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(4,254)	(14,082)	(9,828)
EUR	9,870	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(310,281)	(383,376)	(73,095)
EUR	275	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 4.125%	2,126	27,237	25,111
EUR	3,210	05/17/53	2.000%(A)	6 Month EURIBOR(1)(S)/ 4.125%	70,706	148,754	78,048
EUR	570	12/22/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 4.125%	42,525	65,403	22,878
GBP	6,750	12/22/25	5.250%(A)	1 Day SONIA(2)(A)/ 5.187%	16,347	27,602	11,255
GBP	2,812	12/20/26	4.880%(A)	1 Day SONIA(2)(A)/ 5.187%	3,528	4,864	1,336
GBP	750	12/20/26	5.000%(A)	1 Day SONIA(2)(A)/ 5.187%	3,568	4,250	682
GBP	588	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 5.187%	(346)	29,221	29,567
GBP	807	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 5.187%	17,829	8,317	(9,512)
GBP	3,030	12/20/28	4.750%(A)	1 Day SONIA(2)(A)/ 5.187%	38,274	33,479	(4,795)
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 5.187%	(21,460)	(251,527)	(230,067)
GBP	840	12/20/30	4.500%(A)	1 Day SONIA(1)(A)/ 5.187%	(10,262)	(6,422)	3,840
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 5.187%	8,709	(118,581)	(127,290)
GBP	320	12/20/32	4.250%(A)	1 Day SONIA(1)(A)/ 5.187%	(778)	2,287	3,065
GBP	193	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 5.187%	100	5,395	5,295
GBP	450	12/20/33	4.250%(A)	1 Day SONIA(1)(A)/ 5.187%	(2,232)	3,166	5,398
GBP	210	12/20/35	4.250%(A)	1 Day SONIA(1)(A)/ 5.187%	(1,864)	1,607	3,471
GBP	440	12/20/43	4.000%(A)	1 Day SONIA(2)(A)/ 5.187%	(6,108)	(20,676)	(14,568)
GBP	150	12/20/53	4.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(1,004)	6,171	7,175
HKD	12,967	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 5.272%	(2,684)	1,229	3,913
HUF	177,524	06/02/28	8.820%(A)	6 Month BUBOR(1)(S)/ 11.990%	—	(8,836)	(8,836)
HUF	166,906	06/05/28	8.698%(A)	6 Month BUBOR(1)(S)/ 11.990%	—	(6,263)	(6,263)
JPY	1,083,000	08/03/26	0.500%(A)	1 Day TONAR(2)(A)/ (0.062)%	29,785	4,491	(25,294)
JPY	80,824	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.062)%	104	(4,661)	(4,765)
JPY	2,255,550	08/03/28	0.500%(A)	1 Day TONAR(1)(A)/ (0.062)%	34,870	109,034	74,164
JPY	415,930	08/18/28	0.438%(A)	1 Day TONAR(1)(A)/ (0.062)%	—	14,626	14,626
JPY	2,550,000	12/20/28	0.500%(A)	1 Day TONAR(1)(A)/ (0.062)%	56,813	102,011	45,198
JPY	464,570	08/02/33	1.250%(A)	1 Day TONAR(2)(A)/ (0.062)%	9,840	(19,411)	(29,251)
JPY	396,000	08/03/33	1.250%(A)	1 Day TONAR(1)(A)/ (0.062)%	(4,246)	16,588	20,834
JPY	113,290	08/18/33	0.838%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(8,548)	(8,548)
JPY	21,264	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.062)%	(259)	(5,303)	(5,044)
JPY	1,272,000	12/20/33	1.000%(A)	1 Day TONAR(1)(A)/ (0.062)%	(46,288)	11,272	57,560
JPY	431,000	08/03/38	1.500%(A)	1 Day TONAR(2)(A)/ (0.062)%	(18,533)	(43,575)	(25,042)
KRW	72,230	12/20/25	3.750%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(141)	(121)	20
KRW	368,799	09/20/28	3.571%(Q)	3 Month KWCDC(1)(Q)/ 3.830%	—	2,933	2,933
KRW	1,083,250	12/20/28	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(5,993)	(11,121)	(5,128)
KRW	1,596,590	12/20/33	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(13,339)	(32,147)	(18,808)
MXN	8,127	09/17/25	9.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(12,199)	(12,199)
MXN	5,040	12/17/25	9.750%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	1,461	2,974	1,513
MXN	3,745	09/13/28	8.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(11,879)	(11,879)
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	2,089	09/07/33	8.046%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	$—	$11,080	$11,080
NOK	16,820	12/20/28	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	3,172	7,932	4,760
NOK	5,952	03/19/29	3.938%(A)	6 Month NIBOR(1)(S)/ 5.030%	178	1,493	1,315
NOK	7,704	03/20/29	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	3,265	1,631	(1,634)
NOK	18,570	12/20/33	4.000%(A)	6 Month NIBOR(1)(S)/ 5.030%	10,850	25,729	14,879
NOK	1,870	03/20/34	4.031%(A)	6 Month NIBOR(1)(S)/ 5.030%	546	1,608	1,062
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(50,677)	(50,677)
NZD	953	12/18/28	4.469%(S)	3 Month BBR(1)(Q)/ 5.740%	(99)	5,136	5,235
NZD	3,070	12/20/28	4.750%(S)	3 Month BBR(2)(Q)/ 5.740%	(6,328)	(34,467)	(28,139)
NZD	562	12/20/28	4.844%(S)	3 Month BBR(2)(Q)/ 5.740%	(3,834)	(4,952)	(1,118)
NZD	1,540	04/26/33	4.180%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(62,209)	(62,209)
NZD	610	08/08/33	4.790%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(11,473)	(11,473)
NZD	742	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.740%	(1,099)	(7,875)	(6,776)
NZD	1,660	12/20/33	4.750%(S)	3 Month BBR(2)(Q)/ 5.740%	(1,180)	(32,042)	(30,862)
NZD	295	12/20/33	5.063%(S)	3 Month BBR(2)(Q)/ 5.740%	414	(1,446)	(1,860)
PLN	1,190	12/20/25	4.500%(A)	6 Month WIBOR(2)(S)/ 5.630%	1,679	1,018	(661)
PLN	1,330	12/20/28	4.250%(A)	6 Month WIBOR(2)(S)/ 5.630%	686	(2,778)	(3,464)
PLN	540	12/20/33	4.750%(A)	6 Month WIBOR(2)(S)/ 5.630%	1,120	(2,039)	(3,159)
SEK	213,900	12/22/25	4.000%(A)	3 Month STIBOR(2)(Q)/ 4.062%	28,035	27,610	(425)
SEK	5,851	12/17/28	3.219%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(84)	(312)	(228)
SEK	5,014	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(2,680)	(10,861)	(8,181)
SEK	17,260	12/20/33	3.250%(A)	3 Month STIBOR(1)(Q)/ 4.062%	3,686	24,235	20,549
	1,711	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.310%	3,305	(269)	(3,574)
	5,340	07/11/25	4.250%(T)	1 Day SOFR(1)(T)/ 5.310%	6,477	24,286	17,809
	8,590	12/20/25	4.250%(A)	1 Day SOFR(1)(A)/ 5.310%	78,889	89,952	11,063
	3,710	05/20/26	3.000%(A)	1 Day SOFR(2)(A)/ 5.310%	(79,843)	(100,519)	(20,676)
	13,688	09/20/26	4.340%(A)	1 Day SOFR(2)(A)/ 5.310%	(86,244)	(120,183)	(33,939)
	752	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.310%	897	31,984	31,087
	4,410	12/20/28	3.750%(A)	1 Day SOFR(2)(A)/ 5.310%	(61,946)	(108,844)	(46,898)
	550	12/20/28	4.000%(A)	1 Day SOFR(1)(A)/ 5.310%	2,151	7,533	5,382
	5,740	07/31/30	3.984%(A)	1 Day SOFR(2)(A)/ 5.310%	5,878	(92,784)	(98,662)
	5,480	07/28/32	2.680%(A)	1 Day SOFR(1)(A)/ 5.310%	94,300	291,498	197,198
	2,450	12/20/33	3.500%(A)	1 Day SOFR(2)(A)/ 5.310%	(146,404)	(143,938)	2,466
	175	03/20/34	3.875%(A)	1 Day SOFR(1)(A)/ 5.310%	(74)	4,448	4,522
	840	05/20/34	3.000%(A)	1 Day SOFR(1)(A)/ 5.310%	29,764	77,235	47,471
	14,730	07/28/37	2.910%(A)	1 Day SOFR(2)(A)/ 5.310%	(263,206)	(618,802)	(355,596)
	11,760	05/10/38	3.391%(A)	1 Day SOFR(2)(A)/ 5.310%	(84,784)	(314,621)	(229,837)
	14,620	07/28/47	2.080%(A)	1 Day SOFR(1)(A)/ 5.310%	281,824	443,194	161,370
	11,130	05/11/53	2.564%(A)	1 Day SOFR(1)(A)/ 5.310%	69,370	296,614	227,244
ZAR	11,070	12/20/25	7.750%(Q)	3 Month JIBAR(1)(Q)/ 8.333%	3,266	7,689	4,423
ZAR	2,360	12/20/33	9.250%(Q)	3 Month JIBAR(2)(Q)/ 8.333%	(2,383)	(5,680)	(3,297)
					$(50,532)	$(504,738)	$(454,206)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$(11,319)	$(7)	$(11,312)	BOA

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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